UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity Advisor Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2008

1.804849.104

LTB-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 8.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.0%
Newell Rubbermaid, Inc. 6.25% 4/15/18	$ 385,000	$ 383,958
Media - 0.4%
Time Warner Cable, Inc. 5.85% 5/1/17	1,328,000	1,273,942
Univision Communications, Inc. 3.875% 10/15/08	1,680,000	1,656,900
Viacom, Inc. 6.125% 10/5/17	905,000	887,800
		3,818,642
TOTAL CONSUMER DISCRETIONARY		4,202,600
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Diageo Capital PLC 5.75% 10/23/17	1,678,000	1,672,355
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.302% 6/1/37 (h)	2,510,000	2,183,700
Food Products - 0.2%
General Mills, Inc. 5.2% 3/17/15	890,000	882,560
Kraft Foods, Inc. 6.125% 2/1/18	1,012,000	989,856
		1,872,416
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13	851,000	841,961
5.65% 5/16/18	807,000	789,577
Reynolds American, Inc. 7.25% 6/15/37	1,575,000	1,538,263
		3,169,801
TOTAL CONSUMER STAPLES		8,898,272
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Weatherford International Ltd. 5.15% 3/15/13	1,345,000	1,333,142
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp. 6.45% 9/15/36	540,000	537,843
Energy Transfer Partners LP 6.7% 7/1/18	580,000	587,628
Gazstream SA 5.625% 7/22/13 (a)	1,977,858	1,982,803
Nexen, Inc. 6.4% 5/15/37	1,015,000	976,623
NGPL PipeCo LLC 6.514% 12/15/12 (a)	800,000	817,573
Petro-Canada 6.05% 5/15/18	435,000	427,441
Talisman Energy, Inc. yankee 6.25% 2/1/38	635,000	591,626
TEPPCO Partners LP 6.65% 4/15/18	588,000	595,951
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Texas Eastern Transmission LP 6% 9/15/17 (a)	$ 1,138,000	$ 1,098,333
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	525,000	531,563
Valero Energy Corp. 6.625% 6/15/37	745,000	688,875
		8,836,259
TOTAL ENERGY		10,169,401
FINANCIALS - 4.3%
Capital Markets - 0.5%
BlackRock, Inc. 6.25% 9/15/17	1,720,000	1,732,599
Goldman Sachs Group, Inc. 6.75% 10/1/37	1,280,000	1,201,015
Lehman Brothers Holdings, Inc. 6.875% 5/2/18	760,000	737,554
Merrill Lynch & Co., Inc.:
6.15% 4/25/13	360,000	353,647
6.875% 4/25/18	327,000	320,557
UBS AG Stamford Branch 5.75% 4/25/18	1,420,000	1,383,188
		5,728,560
Commercial Banks - 0.9%
American Express Bank FSB 5.5% 4/16/13	1,861,000	1,838,110
Credit Suisse First Boston 6% 2/15/18	1,505,000	1,467,137
HBOS PLC 6.75% 5/21/18 (a)	1,040,000	1,014,491
Standard Chartered Bank 6.4% 9/26/17 (a)	3,181,000	3,148,398
Wells Fargo & Co. 5.625% 12/11/17	2,063,000	2,059,615
		9,527,751
Consumer Finance - 1.2%
American General Finance Corp. 6.9% 12/15/17	960,000	910,635
General Electric Capital Corp.:
4.8% 5/1/13	5,300,000	5,269,737
5.625% 9/15/17	1,130,000	1,119,696
6.375% 11/15/67 (h)	1,700,000	1,673,694
SLM Corp.:
3.06% 7/27/09 (h)	531,000	498,665
3.08% 7/26/10 (h)	2,025,000	1,817,438
4% 1/15/09	465,000	457,815
4.5% 7/26/10	1,025,000	943,984
		12,691,664
Diversified Financial Services - 0.3%
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	670,000	662,453
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc. 7% 5/1/12	$ 1,500,000	$ 1,561,877
ZFS Finance USA Trust V 6.5% 5/9/67 (a)(h)	805,000	708,934
		2,933,264
Insurance - 0.6%
American International Group, Inc. 5.85% 1/16/18	2,025,000	1,953,594
Pacific Life Global Funding 5.15% 4/15/13 (a)	840,000	828,200
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (a)	3,000,000	2,709,666
The Chubb Corp. 5.75% 5/15/18	415,000	407,183
		5,898,643
Real Estate Investment Trusts - 0.4%
Duke Realty LP:
5.4% 8/15/14	530,000	484,895
5.875% 8/15/12	90,000	87,375
5.95% 2/15/17	110,000	102,876
6.25% 5/15/13	795,000	785,913
6.5% 1/15/18	855,000	819,505
Liberty Property LP 6.625% 10/1/17	645,000	603,015
UDR, Inc. 5.5% 4/1/14	1,470,000	1,355,168
		4,238,747
Real Estate Management & Development - 0.1%
ERP Operating LP:
5.375% 8/1/16	270,000	249,067
5.5% 10/1/12	395,000	388,939
5.75% 6/15/17	790,000	745,964
		1,383,970
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.9% 5/1/13	1,500,000	1,480,074
5.65% 5/1/18	1,500,000	1,453,655
Credit Suisse First Boston (New York Branch) 5% 5/15/13	712,000	699,068
		3,632,797
TOTAL FINANCIALS		46,035,396
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	$ 930,000	$ 951,441
6.45% 9/15/37	695,000	709,052
		1,660,493
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (a)	1,575,000	1,543,500
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 7.324% 4/15/11	500,000	462,500
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	2,520,000	2,444,400
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	555,510	549,955
7.186% 10/1/12	1,381,472	1,360,750
		4,817,605
Industrial Conglomerates - 0.3%
General Electric Co. 5.25% 12/6/17	3,100,000	3,031,831
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	310,000	308,339
TOTAL INDUSTRIALS		9,701,275
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc. 6.1% 4/15/18	700,000	713,598
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp. 6% 12/1/16	230,000	189,750
TOTAL TELECOMMUNICATION SERVICES		903,348
UTILITIES - 1.2%
Electric Utilities - 0.8%
Commonwealth Edison Co.:
5.4% 12/15/11	927,000	930,138
5.8% 3/15/18	1,300,000	1,271,729
Duke Energy Carolinas LLC 5.25% 1/15/18	710,000	699,595
EDP Finance BV 6% 2/2/18 (a)	1,295,000	1,296,096
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA 6.25% 9/15/17 (a)	$ 679,000	$ 693,436
Nevada Power Co. 6.5% 5/15/18	3,950,000	3,989,500
		8,880,494
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC 6.5% 5/1/18	865,000	846,624
TXU Corp. 5.55% 11/15/14	1,645,000	1,332,450
		2,179,074
Multi-Utilities - 0.2%
CMS Energy Corp. 6.55% 7/17/17	1,740,000	1,676,708
TOTAL UTILITIES		12,736,276
TOTAL NONCONVERTIBLE BONDS (Cost $96,609,665)		94,307,061
U.S. Government and Government Agency Obligations - 18.0%

U.S. Government Agency Obligations - 5.6%
Fannie Mae:
4.375% 7/17/13	4,850,000	4,912,041
5% 2/16/12	28,035,000	29,146,588
Freddie Mac 5.25% 7/18/11 (c)	24,105,000	25,134,235
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		59,192,864
U.S. Treasury Inflation Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	32,579,460	34,104,664
2% 7/15/14	29,444,480	30,839,136
2.625% 7/15/17	10,299,700	11,277,704
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		76,221,504
U.S. Treasury Obligations - 5.3%
U.S. Treasury Notes:
3.5% 5/31/13 (b)	26,151,000	26,217,241
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/14	$ 25,000,000	$ 25,910,150
4.875% 6/30/12	4,055,000	4,303,052
TOTAL U.S. TREASURY OBLIGATIONS		56,430,443
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $187,678,392)		191,844,811
U.S. Government Agency - Mortgage Securities - 12.6%

Fannie Mae - 7.6%
3.697% 10/1/33 (h)	139,610	140,810
3.742% 10/1/33 (h)	120,495	120,480
3.75% 9/1/33 (h)	542,855	549,458
3.75% 1/1/34 (h)	114,975	116,110
3.782% 6/1/34 (h)	662,610	659,686
3.839% 10/1/33 (h)	2,921,120	2,963,783
3.978% 10/1/18 (h)	74,040	74,791
4% 8/1/18	2,595,456	2,462,114
4.011% 5/1/33 (h)	33,445	33,571
4.013% 4/1/33 (h)	277,918	279,362
4.166% 1/1/35 (h)	276,064	276,825
4.233% 1/1/34 (h)	338,270	341,458
4.25% 2/1/35 (h)	143,333	143,889
4.259% 10/1/33 (h)	54,140	54,645
4.301% 3/1/33 (h)	63,820	64,098
4.31% 5/1/35 (h)	74,522	74,846
4.333% 1/1/35 (h)	156,360	157,053
4.366% 2/1/34 (h)	256,500	259,130
4.388% 2/1/35 (h)	242,502	243,775
4.411% 12/1/33 (h)	5,678,480	5,712,215
4.42% 8/1/33 (h)	185,642	185,187
4.423% 8/1/34 (h)	369,479	373,036
4.429% 3/1/35 (h)	214,118	215,301
4.481% 3/1/35 (h)	466,913	469,966
4.494% 1/1/35 (h)	141,802	141,459
4.499% 2/1/35 (h)	1,846,248	1,862,419
4.5% 4/1/20 to 3/1/35	2,004,561	1,904,359
4.502% 3/1/35 (h)	447,896	450,935
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.529% 7/1/35 (h)	$ 429,404	$ 433,114
4.536% 5/1/35 (h)	342,753	343,203
4.558% 11/1/34 (h)	387,172	389,226
4.564% 2/1/35 (h)	1,411,764	1,421,817
4.573% 7/1/35 (h)	470,222	469,075
4.598% 10/1/35 (h)	45,332	45,805
4.601% 2/1/35 (h)	367,956	370,630
4.632% 4/1/33 (h)	15,945	16,040
4.638% 4/1/35 (h)	48,571	48,882
4.639% 2/1/35 (h)	3,405,806	3,433,645
4.664% 11/1/34 (h)	453,704	456,626
4.694% 10/1/34 (h)	472,839	475,677
4.697% 12/1/34 (h)	293,255	295,283
4.708% 7/1/34 (h)	365,603	369,935
4.769% 6/1/33 (h)	43,077	43,356
4.771% 12/1/34 (h)	124,121	125,010
4.797% 11/1/34 (h)	369,982	372,753
4.804% 6/1/35 (h)	534,111	539,568
4.852% 10/1/34 (h)	1,535,852	1,547,896
4.886% 10/1/35 (h)	314,785	317,159
4.943% 8/1/34 (h)	1,213,846	1,230,570
5.025% 7/1/34 (h)	64,118	64,893
5.054% 9/1/34 (h)	1,017,870	1,030,303
5.055% 8/1/34 (h)	90,805	90,897
5.065% 5/1/35 (h)	90,058	90,848
5.068% 5/1/35 (h)	693,629	697,506
5.088% 9/1/34 (h)	129,665	131,287
5.114% 1/1/36 (h)	899,982	913,301
5.131% 5/1/35 (h)	485,618	491,622
5.135% 3/1/35 (h)	60,912	61,618
5.148% 5/1/35 (h)	1,403,272	1,421,072
5.163% 8/1/33 (h)	159,226	159,631
5.171% 7/1/34 (h)	3,210,308	3,246,983
5.197% 5/1/35 (h)	1,583,900	1,605,004
5.201% 4/1/36 (h)	1,872,165	1,891,136
5.234% 11/1/36 (h)	521,458	531,157
5.24% 6/1/35 (h)	494,227	498,883
5.275% 3/1/35 (h)	90,323	91,165
5.302% 7/1/35 (h)	52,527	53,028
5.303% 12/1/34 (h)	177,324	179,090
5.324% 2/1/36 (h)	180,815	183,184
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.443% 3/1/35 (h)	$ 746,593	$ 749,592
5.465% 2/1/36 (h)	2,444,967	2,486,680
5.5% 9/1/10 to 12/1/14	1,982,407	2,016,986
5.524% 11/1/36 (h)	954,657	972,154
5.585% 3/1/35 (h)	32,195	32,497
5.591% 1/1/36 (h)	727,607	740,999
5.611% 7/1/37 (h)	384,796	392,324
5.802% 1/1/36 (h)	490,536	500,101
5.822% 7/1/46 (h)	4,213,024	4,309,224
5.824% 3/1/36 (h)	1,567,933	1,601,981
5.978% 2/1/35 (h)	29,706	30,167
6% 5/1/16 to 4/1/17	683,394	703,301
6.027% 4/1/36 (h)	294,755	301,452
6.044% 1/1/35 (h)	114,040	115,319
6.05% 3/1/33 (h)	58,914	59,615
6.236% 2/1/35 (h)	79,553	80,216
6.239% 6/1/36 (h)	141,263	144,224
6.244% 2/1/35 (h)	481,835	483,314
6.277% 2/1/33 (h)	122,144	122,423
6.304% 2/1/35 (h)	33,593	33,664
6.309% 4/1/36 (h)	284,530	292,011
6.5% 12/1/13 to 3/1/35	13,070,078	13,600,404
6.549% 9/1/36 (h)	1,912,480	1,969,294
7% 2/1/09 to 6/1/33	1,650,333	1,743,229
7.5% 8/1/17 to 9/1/28	620,561	655,217
8.5% 5/1/21 to 9/1/25	100,548	107,645
9.5% 2/1/25	17,744	19,218
10.5% 8/1/20	19,557	22,417
11% 8/1/15	54,909	57,213
12.5% 12/1/13 to 4/1/15	11,514	13,314
TOTAL FANNIE MAE		80,864,834
Freddie Mac - 2.3%
4.166% 1/1/34 (h)	1,398,955	1,410,230
4.298% 12/1/34 (h)	176,500	176,814
4.332% 3/1/35 (h)	302,467	303,221
4.367% 2/1/35 (h)	370,770	371,705
4.394% 6/1/35 (h)	210,955	212,945
4.414% 2/1/34 (h)	144,218	143,544
4.414% 3/1/35 (h)	197,842	198,455
4.43% 3/1/35 (h)	197,521	198,164
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.541% 2/1/35 (h)	$ 356,111	$ 357,808
5% 3/1/19	6,747,332	6,768,261
5.023% 4/1/35 (h)	743,622	748,563
5.134% 4/1/35 (h)	908,050	917,412
5.386% 3/1/35 (h)	129,675	130,520
5.525% 1/1/36 (h)	1,112,709	1,129,036
5.583% 2/1/35 (h)	259,364	261,263
5.756% 10/1/35 (h)	255,014	259,360
5.842% 1/1/35 (h)	259,960	262,473
5.846% 6/1/36 (h)	346,949	353,537
6.02% 7/1/37 (h)	1,754,231	1,787,933
6.033% 6/1/36 (h)	324,728	331,317
6.091% 4/1/36 (h)	536,490	547,745
6.105% 6/1/36 (h)	318,845	325,658
6.502% 3/1/33 (h)	38,195	38,712
6.682% 10/1/36 (h)	1,774,812	1,825,050
6.717% 1/1/37 (h)	2,456,862	2,527,602
6.853% 10/1/36 (h)	2,372,631	2,438,338
8.5% 9/1/24 to 8/1/27	78,615	84,770
10% 5/1/09	175	176
10.5% 5/1/21	4,247	4,355
11% 12/1/11	843	889
11.5% 10/1/15	5,596	6,303
11.75% 10/1/10	5,745	6,141
TOTAL FREDDIE MAC		24,128,300
Government National Mortgage Association - 2.7%
5.25% 7/20/34 (h)	408,338	410,414
5.5% 6/1/38 (b)	10,000,000	9,997,373
5.5% 7/1/38 (b)	10,000,000	9,964,561
5.5% 7/1/38 (b)	8,000,000	7,971,649
7% 7/15/28 to 11/15/28	436,829	463,619
7.5% 2/15/28 to 10/15/28	8,111	8,666
8% 6/15/24 to 10/15/24	7,171	7,661
8.5% 5/15/17 to 10/15/21	99,872	108,329
11% 7/20/19 to 8/20/19	4,998	5,811
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		28,938,083
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $132,649,606)		133,931,217
Asset-Backed Securities - 0.8%
	Principal Amount	Value
Advanta Business Card Master Trust Series 2007-D1 Class D, 3.8788% 1/22/13 (a)(h)	$ 1,420,000	$ 728,744
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 3.1425% 2/25/35 (h)	570,000	451,572
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (a)	245,000	244,885
Class C, 5.77% 5/20/10 (a)	235,000	232,932
Class D, 6.15% 4/20/11 (a)	400,000	391,308
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 4.3925% 8/25/36 (a)(h)	215,000	12,984
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	715,000	621,462
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (a)	850,000	717,655
Series 2006-C Class D, 6.89% 5/15/13 (a)	585,000	477,360
Series 2007-A Class D, 7.05% 12/15/13 (a)	310,000	250,294
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	777,430	751,848
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (a)(h)	142,877	42,863
Long Beach Mortgage Loan Trust Series 2006-7 Class M11, 4.8925% 8/25/36 (h)	1,000,000	6,950
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (a)(h)	1,695,000	1,608,725
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	979,916
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 4.8925% 3/25/36 (a)(h)	700,000	24,101
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	955,000	644,532
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.8925% 10/25/36 (a)(h)	825,000	51,917
TOTAL ASSET-BACKED SECURITIES (Cost $12,191,039)		8,240,048
Collateralized Mortgage Obligations - 3.6%

Private Sponsor - 0.5%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3547% 2/25/37 (h)	321,898	316,642
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (h)	634,558	616,667
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0065% 7/25/35 (h)	$ 671,539	$ 658,336
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8348% 10/25/35 (h)	1,157,384	1,140,349
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 5.44% 7/10/35 (a)(h)	724,600	582,005
Series 2003-CB1:
Class B4, 4.24% 6/10/35 (a)(h)	678,409	553,427
Class B5, 4.84% 6/10/35 (a)(h)	461,318	370,735
Class B6, 5.34% 6/10/35 (a)(h)	275,887	217,263
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 4.8925% 12/25/36 (a)(h)	650,000	38,890
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.336% 7/25/35 (h)	194,254	184,287
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (h)	365,677	353,805
TOTAL PRIVATE SPONSOR		5,032,406
U.S. Government Agency - 3.1%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 2.6425% 10/25/35 (h)	4,391,396	4,311,337
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	1,207,153	1,219,821
Series 2002-9 Class PC, 6% 3/25/17	197,098	201,199
Series 2003-84 Class GC, 4.5% 5/25/15	1,540,000	1,542,642
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,878,933
Series 2006-4 Class PB, 6% 9/25/35	2,561,925	2,623,091
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	706,449	715,574
Series 2004-3 Class BA, 4% 7/25/17	116,596	115,558
Series 2004-45 Class AV, 4.5% 10/25/22	628,302	628,672
Series 2004-86 Class KC, 4.5% 5/25/19	524,662	514,529
Series 2004-91 Class AH, 4.5% 5/25/29	1,123,247	1,102,862
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,185,821	1,211,611
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	740,558	759,744
Series 2363 Class PF, 6% 9/15/16	1,034,838	1,061,403
Series 2702 Class WB, 5% 4/15/17	2,279,793	2,294,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 3033 Class UD, 5.5% 10/15/30	$ 1,075,000	$ 1,092,263
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,532,984
Series 3117 Class PC, 5% 6/15/31	4,000,000	3,997,589
sequential payer:
Series 2528 Class HN, 5% 11/15/17	1,515,000	1,503,712
Series 2777 Class AB, 4.5% 6/15/29	2,572,078	2,519,083
Series 2809 Class UA, 4% 12/15/14	451,185	451,456
TOTAL U.S. GOVERNMENT AGENCY		33,278,164
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,854,381)		38,310,570
Commercial Mortgage Securities - 1.4%

Bear Stearns Commercial Mortgage Securities Trust Series 2003-T12 Class X2, 0.6721% 8/13/39 (a)(h)(j)	11,515,427	164,879
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	2,225,719	2,237,242
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	2,969,513
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.269% 1/15/49	523,903	524,322
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	3,535,634	3,568,065
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8726% 10/16/23 (h)	53,880	54,599
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer:
Series 2003-47 Class C, 4.227% 10/16/27	2,038,336	2,028,590
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,974,430
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8333% 12/10/41 (h)(j)	10,826,622	163,145
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	331,229	333,155
Series 2007-C2 Class A1, 5.226% 2/15/40	416,558	418,247
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,641,261)		15,436,187
Fixed-Income Funds - 53.1%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)	652,351	$ 56,108,738
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)	1,107,107	102,030,949
Fidelity Corporate Bond 1-10 Year Central Fund (i)	2,927,058	285,505,240
Fidelity Corporate Bond 1-5 Year Central Fund (i)	189,995	18,718,310
Fidelity Specialized High Income Central Fund (i)	248,706	23,863,364
Fidelity Ultra-Short Central Fund (i)	953,833	78,843,851
TOTAL FIXED-INCOME FUNDS (Cost $609,035,844)		565,070,452
Cash Equivalents - 7.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (Cost $78,369,000)	$ 78,384,215	78,369,000
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $1,171,029,188)		1,125,509,346
NET OTHER ASSETS - (5.7)%		(60,702,895)
NET ASSETS - 100%		$ 1,064,806,451
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 343,764	(218,634)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	134,591	(73,844)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.3950% 8/25/34

	Sept. 2034	$ 119,548	$ (65,722)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	175,868	(84,187)
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	900,000	29,901
Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	200,000	(8,707)
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	400,000	(10,070)
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	200,000	(8,707)
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	400,000	(9,344)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	$ 600,000	$ (8,439)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	Sept. 2037	1,500,000	(1,305,000)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34	Oct. 2034	1,900,000	(669,113)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	600,000	(312,917)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	117,886	(44,129)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	600,000	(352,801)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	409,000	(158,412)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 409,000	$ (120,517)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	370,000	(237,319)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	409,000	(261,974)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	1,000,000	(916,642)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	264,566	(147,818)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	36,015	(30,867)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	83,373	(40,124)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 25,380	$ (21,445)
Receive monthly notional amount multiplied by 2.7% and pay Merrill Lynch, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.4606% 5/25/35	June 2035	2,410,000	(1,692,989)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	700,000	(437,681)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	409,000	(243,122)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	700,000	(591,128)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	700,000	(604,973)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (e)	June 2010	10,000,000	(156,088)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (f)

	Dec. 2010	$ 15,000,000	$ (276,570)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (d)	March 2010	6,373,600	(65,185)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,400,000	(24,853)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,405,000	(21,662)
TOTAL CREDIT DEFAULT SWAPS		50,295,591	(9,191,082)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.475% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Jan. 2013	50,000,000	(1,001,650)
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	6,931,000	(133,487)
Receive semi-annually a fixed rate equal to 4.9375% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2012	25,000,000	938,880
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	20,000,000	727,494
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Received semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	19,783,000	(120,184)
TOTAL INTEREST RATE SWAPS		121,714,000	411,053
		$ 172,009,591	$ (8,780,029)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,570,239 or 2.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,303,373.
(d) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$78,369,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 11,222,902
Banc of America Securities LLC	10,090,047
Bank of America, NA	27,839,757
Repurchase Agreement / Counterparty	Value
Barclays Capital, Inc.	2,752,562
Greenwich Capital Markets, Inc.	1,739,985
ING Financial Markets LLC	6,314,708
J.P. Morgan Securities, Inc.	3,479,970
Societe Generale, New York Branch	14,407,074
WestLB AG	521,995
$ 78,369,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 3,106,505
Fidelity 2-5 Year Duration Securitized Bond Central Fund	5,221,002
Fidelity Corporate Bond 1-10 Year Central Fund	13,954,631
Fidelity Corporate Bond 1-5 Year Central Fund	807,362
Fidelity Specialized High Income Central Fund	1,247,072
Fidelity Ultra-Short Central Fund	5,497,005
Total	$ 29,833,577
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 116,678,845	$ 2,920,118	$ 55,519,283	$ 56,108,738	3.2%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	154,867,605	4,733,262	51,902,896	102,030,949	2.9%
Fidelity Corporate Bond 1-10 Year Central Fund	389,723,224	12,631,125	114,772,381	285,505,240	3.6%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 25,963,647	$ 728,694	$ 7,989,467	$ 18,718,310	2.9%
Fidelity Specialized High Income Central Fund	22,875,519	1,101,838	-	23,863,364	5.7%
Fidelity Ultra-Short Central Fund	218,046,027	7,770,821	126,972,109	78,843,851	1.6%
Total	$ 928,154,867	$ 29,885,858	$ 357,156,136	$ 565,070,452
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,170,677,953. Net unrealized depreciation aggregated $45,168,607, of which $7,426,318 related to appreciated investment securities and $52,594,925 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2008

1.804866.104

AMOR-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 90.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 52.5%
3.603% 9/1/33 (f)	$ 670	$ 677
3.707% 6/1/33 (f)	1,900	1,917
3.742% 10/1/33 (f)	181	181
3.777% 7/1/33 (f)	210	214
3.789% 6/1/33 (f)	2,127	2,115
3.832% 5/1/34 (f)	1,495	1,504
3.886% 6/1/33 (f)	128	129
3.897% 8/1/33 (f)	170	170
3.944% 8/1/33 (f)	862	872
3.978% 10/1/18 (f)	118	120
4.011% 5/1/33 (f)	54	54
4.024% 3/1/34 (f)	4,186	4,222
4.108% 4/1/34 (f)	2,591	2,587
4.115% 5/1/34 (f)	2,117	2,133
4.117% 7/1/34 (f)	4,979	5,025
4.166% 1/1/35 (f)	428	429
4.25% 2/1/35 (f)	215	216
4.263% 2/1/34 (f)	196	198
4.269% 6/1/33 (f)	1,869	1,883
4.283% 12/1/33 (f)	176	178
4.301% 3/1/33 (f)	100	101
4.31% 1/1/35 (f)	1,819	1,826
4.31% 5/1/35 (f)	149	150
4.333% 1/1/35 (f)	235	236
4.334% 8/1/33 (f)	753	751
4.366% 2/1/34 (f)	396	400
4.374% 1/1/34 (f)	1,787	1,787
4.388% 2/1/35 (f)	372	374
4.423% 8/1/34 (f)	570	576
4.429% 3/1/35 (f)	329	331
4.453% 8/1/35 (f)	3,064	3,061
4.494% 1/1/35 (f)	218	218
4.5% 4/1/18 to 9/1/31	13,901	13,107
4.529% 7/1/35 (f)	669	675
4.536% 5/1/35 (f)	529	529
4.571% 1/1/35 (f)	1,888	1,902
4.602% 1/1/20 (f)	1,001	1,010
4.622% 4/1/33 (f)	745	748
4.632% 4/1/33 (f)	26	26
4.638% 4/1/35 (f)	69	70
4.673% 8/1/35 (f)	1,048	1,060
4.688% 9/1/34 (f)	2,747	2,767
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.7% 2/1/35 (f)	$ 1,295	$ 1,307
4.7% 8/1/35 (f)	940	951
4.708% 7/1/34 (f)	1,972	1,996
4.748% 1/1/35 (f)	1,447	1,459
4.771% 12/1/34 (f)	197	198
4.776% 12/1/35 (f)	940	950
4.836% 10/1/34 (f)	1,869	1,893
4.837% 1/1/35 (f)	638	646
4.849% 9/1/34 (f)	1,788	1,809
4.854% 7/1/35 (f)	1,253	1,267
4.892% 4/1/33 (f)	2,009	2,028
4.925% 3/1/35 (f)	2,404	2,427
4.929% 8/1/34 (f)	1,824	1,831
4.937% 7/1/35 (f)	50	50
4.954% 3/1/35 (f)	1,062	1,073
5% 9/1/16 to 6/1/35 (c)	48,902	48,007
5% 6/1/38 (b)	79,000	76,284
5.058% 1/1/37 (f)	1,357	1,375
5.065% 5/1/35 (f)	141	143
5.068% 5/1/35 (f)	1,066	1,072
5.082% 7/1/34 (f)	454	460
5.105% 3/1/34 (f)	3,196	3,226
5.135% 8/1/34 (f)	1,233	1,251
5.167% 3/1/36 (f)	3,152	3,200
5.22% 9/1/35 (f)	210	213
5.232% 11/1/32 (f)	493	498
5.24% 6/1/35 (f)	756	764
5.256% 12/1/36 (f)	610	618
5.275% 3/1/35 (f)	135	137
5.305% 3/1/36 (f)	8,719	8,868
5.307% 7/1/35 (f)	773	780
5.332% 6/1/36 (f)	1,881	1,914
5.336% 7/1/35 (f)	540	548
5.35% 1/1/36 (f)	2,188	2,219
5.351% 1/1/32 (f)	193	194
5.36% 2/1/37 (f)	594	603
5.365% 3/1/37 (f)	4,179	4,253
5.445% 2/1/37 (f)	3,864	3,930
5.487% 6/1/32 (f)	353	355
5.5% 1/1/09 to 7/1/37 (c)	84,476	84,560
5.5% 6/12/38 (b)	5,000	4,963
5.538% 10/1/36 (f)	445	454
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.665% 6/1/36 (f)	$ 1,618	$ 1,650
5.791% 3/1/36 (f)	3,621	3,696
5.798% 11/1/36 (f)	943	958
5.802% 1/1/36 (f)	606	618
5.807% 1/1/35 (f)	2,900	2,902
5.824% 7/1/36 (f)	767	781
5.828% 5/1/36 (f)	4,191	4,278
5.844% 4/1/36 (f)	399	408
5.849% 12/1/35 (f)	2,179	2,205
5.854% 3/1/36 (f)	1,895	1,935
5.869% 3/1/36 (f)	1,656	1,692
5.877% 9/1/36 (f)	919	938
5.906% 5/1/36 (f)	1,827	1,866
5.941% 9/1/36 (f)	1,131	1,156
5.95% 5/1/36 (f)	579	593
5.974% 9/1/36 (f)	772	792
5.978% 2/1/35 (f)	50	50
6% 10/1/08 to 11/1/37	111,319	113,700
6% 6/1/23 (b)	15,300	15,705
6% 6/1/38 (b)	1,800	1,826
6% 6/1/38 (b)	20,000	20,285
6.009% 4/1/36 (f)	6,597	6,744
6.027% 9/1/36 (f)	769	788
6.042% 1/1/35 (f)	2,233	2,246
6.061% 4/1/36 (f)	5,875	6,013
6.095% 3/1/37 (f)	1,027	1,054
6.164% 4/1/36 (f)	1,017	1,042
6.198% 5/1/37 (f)	84	86
6.235% 5/1/36 (f)	2,001	2,053
6.236% 2/1/35 (f)	126	127
6.239% 6/1/36 (f)	154	157
6.244% 8/1/46 (f)	322	329
6.27% 6/1/36 (f)	3,352	3,438
6.304% 2/1/35 (f)	52	52
6.335% 5/1/36 (f)	1,397	1,435
6.425% 4/1/37 (f)	1,059	1,086
6.499% 12/1/36 (f)	205	211
6.5% 5/1/12 to 9/1/47	72,786	75,488
6.555% 12/1/36 (f)	286	294
6.824% 9/1/37 (f)	813	839
6.853% 9/1/37 (f)	1,807	1,864
6.918% 9/1/37 (f)	719	742
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 12/1/15 to 7/1/37	$ 9,797	$ 10,313
7.248% 9/1/37 (f)	951	981
7.5% 8/1/22 to 5/1/37	15,007	15,904
8% 12/1/29 to 3/1/37	177	187
8.5% 1/1/16 to 7/1/31	238	257
9% 2/1/13 to 10/1/30	632	695
9.5% 11/1/09 to 8/1/22	95	105
11% 8/1/10	21	22
12.25% 5/1/15	19	21
12.5% 8/1/15 to 3/1/16	23	26
12.75% 2/1/15	4	5
13.5% 9/1/14	4	4
		639,945
Freddie Mac - 28.7%
3.762% 10/1/33 (f)	2,224	2,247
3.916% 6/1/34 (f)	353	355
4.005% 4/1/34 (f)	3,047	3,029
4.079% 6/1/33 (f)	2,436	2,470
4.177% 1/1/35 (f)	2,884	2,913
4.228% 3/1/34 (f)	1,625	1,634
4.298% 12/1/34 (f)	277	278
4.394% 6/1/35 (f)	338	341
4.414% 2/1/34 (f)	219	218
4.414% 3/1/35 (f)	313	314
4.43% 3/1/35 (f)	303	304
4.5% 9/1/18	2,739	2,688
4.561% 3/1/34 (f)	2,854	2,850
4.785% 2/1/36 (f)	289	291
4.797% 3/1/35 (f)	560	563
4.914% 5/1/34 (f)	33	33
5% 6/1/18 to 11/1/33	22,157	21,529
5% 6/1/38 (b)	23,000	22,215
5.022% 4/1/35 (f)	141	142
5.023% 4/1/35 (f)	1,161	1,168
5.287% 11/1/35 (f)	1,091	1,102
5.303% 12/1/33 (f)	1,483	1,484
5.386% 3/1/35 (f)	199	200
5.5% 6/1/09 to 11/1/33	35,455	35,512
5.5% 6/1/38 (b)	63,000	62,545
5.528% 4/1/37 (f)	502	509
5.573% 1/1/37 (f)	2,127	2,155
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.756% 10/1/35 (f)	$ 273	$ 278
5.776% 3/1/37 (f)	2,368	2,399
5.799% 6/1/37 (f)	1,741	1,771
5.8% 4/1/37 (f)	2,281	2,317
5.829% 5/1/37 (f)	713	724
5.882% 11/1/31 (f)	82	82
5.943% 4/1/36 (f)	1,440	1,468
6% 4/1/14 to 7/1/37	42,343	43,365
6% 6/1/38 (b)	30,500	30,965
6.016% 6/1/36 (f)	727	742
6.133% 4/1/37 (f)	813	828
6.146% 10/1/36 (f)	148	151
6.196% 7/1/36 (f)	2,488	2,546
6.224% 5/1/36 (f)	614	627
6.258% 3/1/36 (f)	3,152	3,220
6.287% 12/1/36 (f)	1,067	1,092
6.353% 7/1/36 (f)	712	728
6.4% 10/1/36 (f)	3,646	3,736
6.417% 6/1/37 (f)	169	173
6.422% 12/1/36 (f)	1,683	1,724
6.5% 4/1/11 to 8/1/47	29,716	30,830
6.586% 10/1/36 (f)	6,121	6,291
6.598% 12/1/36 (f)	4,326	4,444
6.617% 7/1/36 (f)	3,034	3,120
6.638% 6/1/37 (f)	273	281
6.656% 8/1/37 (f)	1,220	1,256
6.676% 6/1/36 (f)	514	527
6.682% 10/1/36 (f)	1,903	1,956
6.717% 1/1/37 (f)	2,630	2,706
6.735% 9/1/36 (f)	7,714	7,941
6.853% 10/1/36 (f)	2,541	2,611
7% 6/1/21 to 9/1/36	5,687	5,994
7.126% 2/1/37 (f)	279	288
7.5% 11/1/10 to 4/1/37	11,862	12,548
7.581% 4/1/37 (f)	180	186
7.7% 8/1/36 (f)	15	16
8% 11/1/16 to 1/1/37	301	317
8.5% 7/1/09 to 9/1/20	34	36
9% 3/1/09 to 5/1/21	265	288
10% 1/1/09 to 5/1/19	52	56
10.5% 8/1/10 to 2/1/16	5	5
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 10/1/12 to 12/1/14	$ 39	$ 43
13% 12/1/13 to 6/1/15	86	97
		349,862
Government National Mortgage Association - 9.7%
5% 6/19/38 (b)	10,000	9,750
5.5% 6/1/38 (b)	6,000	5,998
5.5% 6/1/38 (b)	3,000	2,999
5.5% 6/1/38 (b)	15,000	14,996
5.5% 6/1/38 (b)	6,000	5,998
5.5% 6/1/38 (b)	6,000	5,998
5.5% 6/1/38 (b)	8,000	7,998
5.5% 6/19/38 (b)	9,000	8,998
5.5% 7/1/38 (b)	3,000	2,989
5.5% 7/1/38 (b)	12,000	11,957
5.5% 7/1/38 (b)	23,000	22,918
5.5% 7/1/38 (b)	3,000	2,990
6.5% 5/15/28 to 7/15/36	7,970	8,257
7% 2/15/24 to 7/15/32	3,643	3,863
7.5% 9/15/16 to 4/15/32	1,296	1,377
8% 6/15/21 to 12/15/25	504	539
8.5% 8/15/16 to 10/15/28	763	826
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	64	73
13.5% 7/15/11	3	3
		118,529
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,109,237)		1,108,336
Asset-Backed Securities - 5.9%

ACE Securities Corp. Home Equity Loan Trust:
Series 2005-HE6 Class A2B, 2.5925% 10/25/35 (f)	119	119
Series 2006-HE3 Class A2A, 2.4425% 6/25/36 (f)	157	155
Ameriquest Mortgage Securities, Inc.:
Series 2005-R10 Class A2B, 2.6125% 12/25/35 (f)	644	555
Series 2006-M3 Class A2A, 2.4425% 10/25/36 (f)	658	633
Argent Securities, Inc. Series 2006-M2 Class A2A, 2.4425% 9/25/36 (f)	2,700	2,613
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 4.0425% 9/25/35 (f)	1,965	147
Series 2005-FR1 Class M1, 2.8925% 6/25/35 (f)	600	480
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2007-AQ1 Class A1, 2.5025% 11/25/36 (f)	$ 1,069	$ 947
Series 2007-HE3 Class 1A1, 2.5125% 4/25/37 (f)	808	756
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	906
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 2.945% 8/26/36 (f)	142	137
Series 2006-NC2 Class A2A, 2.935% 9/25/36 (f)	236	226
Series 2006-WF2 Class A2B, 5.735% 5/25/36	811	802
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 2.5125% 1/25/37 (f)	84	82
Series 2007-11 Class 2A1, 2.4525% 6/25/47 (f)	5,939	5,473
Series 2007-4 Class A1A, 2.5125% 9/25/37 (f)	4,820	4,627
Series 2007-BC2 Class 2A1, 2.4825% 6/25/37 (f)	905	879
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.4525% 10/25/36 (f)	489	454
First Franklin Mortgage Loan Trust:
Series 2005-FF10 Class A4, 2.7125% 11/25/35 (f)	2,345	2,112
Series 2006-FF5 Class 2A2, 2.5025% 4/25/36 (f)	640	606
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	583
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	283
Fremont Home Loan Trust:
Series 2005-E Class 2A2, 2.5625% 1/25/36 (f)	49	49
Series 2006-3 Class 2A1, 2.4625% 2/25/37 (f)	52	51
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(f)	160	48
Series 2004-AR2 Class B1, 4.2925% 8/25/34 (f)	796	378
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 2.895% 3/25/36 (f)	137	136
Helios Finance L.P. Series 2007-S1 Class B1, 3.1788% 10/20/14 (a)(f)	2,325	1,525
Holmes Master Issuer PLC Series 2006-1A Class 2C, 3.1031% 7/15/40 (a)(f)	490	440
Home Equity Asset Trust Series 2006-8 Class 2A1, 2.4425% 3/25/37 (f)	73	69
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	162	163
Class A1B, 2.4925% 7/25/36 (f)	1,276	1,264
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	7,895
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 2.9425% 6/25/35 (f)	$ 1,785	$ 1,399
Series 2006-1 Class 2A2, 2.5325% 2/25/36 (f)	328	321
Series 2006-2 Class 2A2, 2.5225% 3/25/36 (f)	1,551	1,515
Series 2006-4 Class 2A2, 2.4925% 5/25/36 (f)	545	515
Series 2006-8 Class 2A1, 2.4325% 9/25/36 (f)	537	515
Series 2006-9 Class M10, 4.8925% 11/25/36 (f)	2,721	92
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 2.6025% 5/25/47 (f)	1,000	842
MASTR Asset Backed Securities Trust:
Series 2006-HE1 Class A2, 2.5325% 1/25/36 (f)	698	688
Series 2006-WMC3 Class A2, 2.4425% 8/25/36 (f)	446	424
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.5625% 2/25/37 (f)	4,292	3,434
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 2.4625% 7/25/37 (f)	854	813
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A1, 2.4325% 6/25/36 (f)	24	24
Series 2006-HE6 Class A2A, 2.4325% 9/25/36 (f)	1,709	1,626
Series 2006-NC1 Class A2, 2.5325% 12/25/35 (f)	18	18
Series 2007-HE2 Class A2A, 2.4325% 1/25/37 (f)	118	109
Series 2007-HE4 Class A2A, 2.5025% 2/25/37 (f)	112	103
Series 2007-NC3 Class A2A, 2.4525% 5/25/37 (f)	60	58
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.4925% 4/25/37 (f)	1,242	1,165
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.4425% 11/25/36 (f)	212	206
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (g)	4,205	845
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	6,370	1,544
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	4,540	1,062
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (f)	269	266
Newcastle CDO VIII Series 2006-8A Class 4, 2.9925% 11/1/52 (a)(f)	5,000	2,250
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	267	258
NovaStar Mortgage Funding Trust:
Series 2006-5 Class A2A, 2.4625% 11/25/36 (f)	176	174
Series 2006-6 Class A2A, 2.4625% 1/25/37 (f)	294	269
Ocala Funding LLC Series 2006-1A Class A, 3.8788% 3/20/11 (a)(f)	2,100	1,575
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 2.4825% 5/25/37 (f)	384	363
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 2.4525% 7/25/37 (f)	$ 372	$ 348
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 2.4725% 1/25/37 (f)	157	154
Series 2006-6 Class A2A, 2.4525% 9/25/37 (f)	1,659	1,586
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 2.4625% 9/25/36 (f)	1,310	1,269
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	659	660
Class C, 5.77% 5/25/10 (a)	915	914
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	19	19
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	441	401
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.4625% 2/25/37 (f)	482	468
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 4.1125% 1/25/36 (f)	500	101
Series 2006-FR4 Class A2A, 2.4725% 8/25/36 (f)	603	584
Series 2006-WM4 Class A2A, 2.4725% 11/25/36 (f)	356	329
Series 2007-NC1 Class A2A, 2.4425% 12/25/36 (f)	415	387
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	386	382
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 2.8225% 5/25/35 (f)	1,995	1,456
Series 2007-BC4 Class A3, 2.6425% 11/25/37 (f)	2,801	2,661
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.4825% 6/25/37 (f)	1,393	1,246
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	11
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	9
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	12
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.8925% 10/25/36 (a)(f)	1,005	63
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 2.4825% 4/25/37 (f)	1,180	1,059
TOTAL ASSET-BACKED SECURITIES (Cost $89,978)		72,185
Collateralized Mortgage Obligations - 22.0%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 10.6%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (f)	$ 6,360	$ 6,175
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1088% 2/17/52 (a)(f)	910	827
Series 2006-2A Class 2C, 3.0988% 2/17/52 (a)(f)	2,250	2,007
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1396% 10/25/33 (d)(f)	15,000	14,682
Series 2003-J Class 2A2, 4.4% 11/25/33 (f)	782	761
Series 2004-1 Class 2A2, 4.6835% 10/25/34 (f)	1,954	1,899
Series 2004-A:
Class 2A1, 3.5442% 2/25/34 (f)	492	474
Class 2A2, 4.0952% 2/25/34 (f)	2,127	2,093
Series 2004-D Class 2A1, 3.6168% 5/25/34 (f)	252	245
Series 2004-J Class 2A1, 4.76% 11/25/34 (f)	995	954
Series 2005-D Class 2A7, 4.7829% 5/25/35 (f)	970	820
Series 2005-H:
Class 1A1, 4.9195% 9/25/35 (f)	257	244
Class 2A2, 4.8052% 9/25/35 (f)	1,117	1,038
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 11A1, 6.0426% 1/25/35 (f)	1,061	916
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3547% 2/25/37 (f)	150	147
Class 5A1, 4.1696% 2/25/37 (f)	1,376	1,339
Series 2007-A2:
Class 2A1, 4.2369% 7/25/37 (f)	732	710
Class 3A1, 4.5607% 7/25/37 (f)	5,578	5,485
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.3131% 8/25/34 (f)	2,988	2,881
Class A4, 4.4058% 8/25/34 (f)	2,399	2,347
Series 2006-AR7 Class 1A1, 6.9271% 11/25/36 (f)	203	151
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	745	745
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 2.7925% 3/25/35 (f)	127	102
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.5002% 1/28/32 (a)(f)	264	198
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1107% 10/25/34 (f)	2,656	2,548
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 3.2038% 10/18/54 (a)(f)	$ 770	$ 573
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.165% 11/20/56 (a)(f)	1,675	1,287
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 3.1856% 10/11/41 (a)(f)	2,520	1,854
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 3.245% 12/20/54 (f)	1,300	1,187
Series 2006-2 Class C1, 3.2875% 12/20/54 (f)	155	88
Series 2007-1:
Class 1C1, 2.8419% 12/20/54 (f)	940	812
Class 2C1, 2.9719% 12/20/54 (f)	500	324
Series 2007-2 Class 2C1, 3.1459% 12/17/54 (f)	1,355	878
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7636% 7/25/35 (f)	920	772
Series 2007-AR2 Class 2A1, 4.8359% 4/25/35 (f)	1,009	991
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A1, 5.32% 6/12/47 (f)	886	889
JPMorgan Mortgage Trust:
sequential payer Series 2006-A4 Class 1A3, 5.8171% 6/25/36 (f)	1,680	1,556
Series 2006-A2 Class 5A1, 3.7532% 11/25/33 (f)	2,629	2,584
Series 2006-A3 Class 6A1, 3.7653% 8/25/34 (f)	1,413	1,385
Series 2007-A1 Class 3A2, 5.0065% 7/25/35 (f)	4,224	4,140
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	3,114	3,115
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.2159% 6/15/22 (a)(f)	14,994	12,745
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2308% 8/25/34 (f)	3,465	3,352
Series 2006-A6 Class A4, 4.1747% 10/25/33 (f)	3,644	3,595
Permanent Financing No. 4 PLC Class 3C, 3.79% 6/10/42 (f)	1,405	1,336
Permanent Financing No. 8 PLC floater:
Class 2C, 3.39% 6/10/42 (f)	1,580	1,579
Class 3C, 3.51% 6/10/42 (f)	610	527
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	836	806
Series 2004-SL2 Class A1, 6.5% 10/25/16	113	107
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2918% 7/25/34 (f)	2,084	1,986
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 2.4425% 5/25/36 (f)	$ 35	$ 34
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 4.8925% 12/25/36 (a)(f)	795	48
Series 2003-15A Class 4A, 5.4459% 4/25/33 (f)	1,754	1,693
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,216	1,177
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	461	461
Series 2004-AR7 Class A6, 3.9414% 7/25/34 (f)	395	391
Series 2004-RA3 Class 2A, 6.352% 8/25/38 (f)	12,403	12,356
Series 2005-AR16 Class 1A3, 5.1005% 12/25/35 (f)	2,065	1,786
Series 2005-AR3 Class A2, 4.6372% 3/25/35 (f)	3,789	3,706
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5578% 11/25/34 (f)	1,728	1,677
Class A9, 4.5578% 11/25/34 (f)	3,490	3,138
Series 2005-AR12 Class 2A6, 4.336% 7/25/35 (f)	1,046	992
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (f)	392	380
Series 2006-AR8 Class 3A1, 5.2379% 4/25/36 (f)	3,897	3,828
TOTAL PRIVATE SPONSOR		129,923
U.S. Government Agency - 11.4%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,280	3,352
Class PZ, 6% 2/25/24	2,556	2,570
Series 1999-15 Class PC, 6% 9/25/18	1,141	1,147
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,127
Series 1993-165 Class SH, 12.9936% 9/25/23 (f)	177	183
Series 1999-17 Class PG, 6% 4/25/29	6,127	6,219
Series 2003-22 6% 4/25/33 (g)	4,495	1,068
Series 2003-26 Class KI, 5% 12/25/15 (g)	2,157	128
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(g)	2,096	323
Series 2006-48 Class LF, 0% 8/25/34 (f)	70	68
Fannie Mae STRIP:
Series 339 Class 29, 5.5% 7/1/18 (g)	2,108	332
Series 348 Class 14, 6.5% 8/1/34 (g)	945	185
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae STRIP: - continued
Series 351:
Class 12, 5.5% 4/1/34 (g)	$ 713	$ 166
Class 13, 6% 3/1/34 (g)	908	222
Series 359, Class 19 6% 7/1/35 (g)	914	212
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	4,261	4,324
Series 2001-52 Class YZ, 6.5% 10/25/31	222	228
Series 2001-63 Class TC, 6% 12/25/31 (e)	4,065	4,121
Series 2001-72 Class NZ, 6% 12/25/31	1,138	1,155
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,718
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,037
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	5,127	5,217
Series 2001-31 Class ZC, 6.5% 7/25/31	1,829	1,895
Series 2002-34 Class Z, 6% 4/25/32	6,892	7,014
Series 2002-79 Class Z, 5.5% 11/25/22	2,110	2,080
Series 2003-80 Class CG, 6% 4/25/30	686	704
Series 2005-41 Class LA, 5.5% 5/25/35	3,265	3,275
Series 1999-33 Class PK, 6% 7/25/29	2,916	2,948
Series 2001-63 Class PG, 6% 12/25/31	2,162	2,183
Series 2001-74 Class QE, 6% 12/25/31	2,061	2,082
Series 2003-21 Class SK, 5.7075% 3/25/33 (f)(g)	910	110
Series 2003-3 Class HS, 5.2575% 9/25/16 (f)(g)	65	3
Series 2003-35:
Class BS, 4.6075% 4/25/17 (f)(g)	680	34
Class TQ, 5.1075% 5/25/18 (f)(g)	836	87
Series 2003-42:
Class HS, 4.7075% 12/25/17 (f)(g)	7,786	555
Class SJ, 4.6575% 11/25/22 (f)(g)	1,043	95
Series 2003-48 Class HI, 5% 11/25/17 (g)	3,145	357
Series 2004-54 Class SW, 3.6075% 6/25/33 (f)(g)	4,073	229
Series 2006-4 Class IT, 6% 10/25/35 (g)	455	114
Series 2007-36:
Class GO, 4/25/37 (h)	544	400
Class PO, 4/25/37 (h)	977	721
Class SB, 4.2075% 4/25/37 (f)(g)	12,788	1,025
Class SG, 4.2075% 4/25/37 (f)(g)	7,054	537
Series 2007-57 Class SA, 26.265% 6/25/37 (f)	5,826	7,495
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2007-66:
Class SA, 25.245% 7/25/37 (f)	$ 3,410	$ 4,263
Class SB, 25.245% 7/25/37 (f)	1,054	1,257
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	212	219
Class GY, 0% 5/15/37 (f)	242	244
planned amortization class:
Series 2095 Class PE, 6% 11/15/28 (e)	5,418	5,496
Series 2104 Class PG, 6% 12/15/28	1,626	1,661
Series 2162 Class PH, 6% 6/15/29	373	379
Series 70 Class C, 9% 9/15/20	119	131
sequential payer Series 2114 Class ZM, 6% 1/15/29	779	792
Series 3030 Class SL, 3.5856% 9/15/35 (f)(g)	10,588	673
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,880	1,944
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (f)	513	436
Series 3129 Class MF, 0% 7/15/34 (f)	368	377
Series 3222 Class HF, 0% 9/15/36 (f)	561	581
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,140	2,186
Series 2131 Class BG, 6% 3/15/29	8,415	8,534
Series 2137 Class PG, 6% 3/15/29	2,086	2,131
Series 2154 Class PT, 6% 5/15/29	3,179	3,246
Series 2435 Class VG, 6% 2/15/13	761	783
Series 2488 Class PR, 6% 8/15/32	1,147	1,162
Series 2585 Class KS, 5.0856% 3/15/23 (f)(g)	521	50
Series 2590 Class YR, 5.5% 9/15/32 (g)	135	39
Series 2802 Class OB, 6% 5/15/34	3,375	3,498
Series 2810 Class PD, 6% 6/15/33	2,540	2,580
Series 3077 Class TO, 4/15/35 (h)	4,355	3,179
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,523	2,563
Series 2274 Class ZM, 6.5% 1/15/31	831	862
Series 2281 Class ZB, 6% 3/15/30	1,025	1,037
Series 2388 Class ZA, 6% 12/15/31	5,353	5,463
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2417 Class KZ, 6% 2/15/32	$ 1,105	$ 1,126
Series 2502 Class ZC, 6% 9/15/32	1,621	1,645
Series 2504 Class Z, 6% 9/15/32	1,574	1,604
Series 2564 Class ES, 5.0856% 2/15/22 (f)(g)	909	75
Series 2575 Class ID, 5.5% 8/15/22 (g)	145	23
Series 2750 Class ZT, 5% 2/15/34	2,683	2,332
Series 2817 Class SD, 4.5356% 7/15/30 (f)(g)	1,553	126
Series 3097 Class IA, 5.5% 3/15/33 (g)	4,013	782
Series 1658 Class GZ, 7% 1/15/24	2,379	2,512
Series 2587 Class IM, 6.5% 3/15/33 (g)	1,520	326
Series 2844:
Class SC, 30.4565% 8/15/24 (f)	110	140
Class SD, 53.7631% 8/15/24 (f)	161	298
Series 2957 Class SW, 3.4856% 4/15/35 (f)(g)	6,292	332
Series 3002 Class SN, 3.9856% 7/15/35 (f)(g)	6,330	465
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,895	1,932
Series 2003-11 Class S, 4.045% 2/16/33 (f)(g)	5,060	360
Series 2004-32 Class GS, 3.995% 5/16/34 (f)(g)	1,452	92
TOTAL U.S. GOVERNMENT AGENCY		138,981
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $272,242)		268,904
Commercial Mortgage Securities - 3.5%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4508% 2/14/43 (f)	8,300	8,570
Class PS1, 1.5971% 2/14/43 (f)(g)	18,561	795
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	681
Class HSB, 4.954% 3/11/41 (a)	895	830
Class HSC, 4.954% 3/11/41 (a)	895	804
Class HSD, 4.954% 3/11/41 (a)	895	806
Class HSE, 4.954% 3/11/41 (a)	2,290	1,792
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 3.1925% 10/25/36 (a)(f)	$ 278	$ 148
Class B2, 3.7425% 10/25/36 (a)(f)	181	91
Class B3, 4.9925% 10/25/36 (a)(f)	325	162
Class M4, 2.8225% 10/25/36 (a)(f)	278	180
Class M5, 2.8725% 10/25/36 (a)(f)	354	222
Class M6, 2.9525% 10/25/36 (a)(f)	687	406
Series 2006-4A:
Class B1, 3.0925% 12/25/36 (a)(f)	108	60
Class B2, 3.6425% 12/25/36 (a)(f)	104	61
Class B3, 4.8425% 12/25/36 (a)(f)	191	113
Series 2007-1:
Class B1, 3.0625% 3/25/37 (a)(f)	159	72
Class B2, 3.5425% 3/25/37 (a)(f)	116	52
Class B3, 5.7425% 3/25/37 (a)(f)	331	149
Class M1, 2.6625% 3/25/37 (a)(f)	133	98
Class M2, 2.6825% 3/25/37 (a)(f)	103	73
Class M3, 2.7125% 3/27/37 (a)(f)	90	61
Class M4, 2.7625% 3/25/37 (a)(f)	69	41
Class M5, 2.8125% 3/25/37 (a)(f)	112	61
Class M6, 2.8925% 3/25/37 (a)(f)	159	79
Series 2007-2A:
Class B1, 3.9925% 7/25/37 (a)(f)	121	57
Class B2, 4.6425% 7/25/37 (a)(f)	102	46
Class B3, 5.7425% 7/25/37 (a)(f)	116	52
Class M4, 3.0425% 7/25/37 (a)(f)	149	86
Class M5, 3.1425% 7/25/37 (a)(f)	135	74
Class M6, 3.3925% 7/25/37 (a)(f)	168	87
Series 2007-3:
Class B1, 3.3425% 7/25/37 (a)(f)	111	64
Class B2, 3.9925% 7/25/37 (a)(f)	291	160
Class B3, 6.3925% 7/25/37 (a)(f)	150	84
Class M1, 2.7025% 7/25/37 (a)(f)	99	67
Class M2, 2.7325% 7/25/37 (a)(f)	103	68
Class M3, 2.7625% 7/25/37 (a)(f)	167	105
Class M4, 2.8925% 7/25/37 (a)(f)	266	159
Class M5, 2.9925% 7/25/37 (a)(f)	133	82
Class M6, 3.1925% 7/25/37 (a)(f)	103	60
Series 2007-4A:
Class B1, 4.9425% 9/25/37 (a)(f)	144	65
Class B2, 5.8425% 9/25/37 (a)(f)	532	239
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15 Class A1, 5.016% 2/11/44	$ 1,173	$ 1,166
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0419% 5/15/35 (a)(f)(g)	29,253	1,254
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,155
Class F, 7.734% 1/15/32	600	624
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (f)	988	984
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A1, 5.269% 1/15/49	656	656
Series 2007-C3 Class A1, 5.664% 6/15/39 (f)	740	748
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 4.0144% 7/15/19 (a)(f)	762	610
Class SHDC, 3.5144% 7/15/19 (a)(f)	364	276
Series 2006-TFL2 Class SHDD, 3.8644% 7/15/19 (a)(f)	205	174
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	810	811
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A1, 5.233% 3/10/39	1,063	1,066
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 3.0438% 3/1/20 (a)(f)	780	702
Class D, 3.0938% 3/1/20 (a)(f)	235	212
Class E, 3.1638% 3/1/20 (a)(f)	390	351
Class F, 3.2038% 3/1/20 (a)(f)	195	174
Class G, 3.2438% 3/1/20 (a)(f)	95	84
Class H, 3.3738% 3/1/20 (a)(f)	160	141
Class J, 3.5738% 3/1/20 (a)(f)	230	204
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,134	1,139
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	811
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDP10 Class A1, 5.122% 1/15/49	743	744
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	$ 880	$ 886
Series 2006-C6 Class A1, 5.23% 9/15/39	1,008	1,013
Series 2006-C7 Class A1, 5.279% 11/15/38	450	453
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	668	671
Series 2007-C2 Class A1, 5.226% 2/15/40	567	570
Series 2004-C2 Class XCP, 1.2241% 3/1/36 (a)(f)(g)	90,305	1,764
Series 2007-C1 Class XCP, 0.6532% 2/15/40 (f)(g)	14,955	320
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A1, 4.275% 12/12/11	594	585
Series 2007-6 Class A1, 5.175% 3/12/51	666	665
Morgan Stanley Capital I Trust sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44	1,123	1,125
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,081	1,075
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A1, 5.031% 12/15/43	1,036	1,035
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $47,012)		42,210
Cash Equivalents - 5.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (Cost $64,640)	$ 64,653	64,640
TOTAL INVESTMENT PORTFOLIO - 127.6% (Cost $1,583,109)		1,556,275
NET OTHER ASSETS - (27.6)%		(336,712)
NET ASSETS - 100%		$ 1,219,563
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
25 Eurodollar 90 Day Index Contracts	June 2008	$ 24,831	$ (106)
25 Eurodollar 90 Day Index Contracts	Sept. 2008	24,823	(95)
TOTAL EURODOLLAR CONTRACTS			$ (201)
Treasury Contracts
111 UST 2 YR Index Contracts	Oct. 2008	23,379	24
TOTAL SOLD			$ (177)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 1,177	$ (795)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	1,000	(816)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	508	(282)
TOTAL CREDIT DEFAULT SWAPS		2,685	(1,893)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.6375% with Lehman Brothers, Inc.	March 2010	$ 33,000	$ 421
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.71% with Bank of America	April 2010	20,000	240
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.116% with JPMorgan Chase, Inc.	March 2013	30,000	1,345
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.82% with JPMorgan Chase, Inc.	Jan. 2010	20,000	(392)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.17% with Morgan Stanley, Inc.	Dec. 2010	50,000	(1,286)
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2018	6,000	(192)
Receive semi-annually a fixed rate equal to 4.758% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2038	3,000	(149)
Receive semi-annually a fixed rate equal to 5.20% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2012	22,500	1,288
Receive semi-annually a fixed rate equal to 5.38% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	9,000	626
TOTAL INTEREST RATE SWAPS		193,500	1,901
		$ 196,185	$ 8
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,161,000 or 4.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,925,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$64,640,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 9,257
Banc of America Securities LLC	8,322
Bank of America, NA	22,964
Barclays Capital, Inc.	2,270
Greenwich Capital Markets, Inc.	1,435
ING Financial Markets LLC	5,208
J.P. Morgan Securities, Inc.	2,870
Societe Generale, New York Branch	11,883
WestLB AG	431
$ 64,640
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 7,437
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 323,937	$ 39,992	$ 331,836	$ -	0.0%
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,583,121,000. Net unrealized depreciation aggregated $26,846,000, of which $12,186,000 related to appreciated investment securities and $39,032,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report
for
Fidelity Mortgage Securities Fund

(A Class of Fidelity Advisor
Mortgage Securities Fund)

May 31, 2008

1.804979.104

MOR-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 90.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 52.5%
3.603% 9/1/33 (f)	$ 670	$ 677
3.707% 6/1/33 (f)	1,900	1,917
3.742% 10/1/33 (f)	181	181
3.777% 7/1/33 (f)	210	214
3.789% 6/1/33 (f)	2,127	2,115
3.832% 5/1/34 (f)	1,495	1,504
3.886% 6/1/33 (f)	128	129
3.897% 8/1/33 (f)	170	170
3.944% 8/1/33 (f)	862	872
3.978% 10/1/18 (f)	118	120
4.011% 5/1/33 (f)	54	54
4.024% 3/1/34 (f)	4,186	4,222
4.108% 4/1/34 (f)	2,591	2,587
4.115% 5/1/34 (f)	2,117	2,133
4.117% 7/1/34 (f)	4,979	5,025
4.166% 1/1/35 (f)	428	429
4.25% 2/1/35 (f)	215	216
4.263% 2/1/34 (f)	196	198
4.269% 6/1/33 (f)	1,869	1,883
4.283% 12/1/33 (f)	176	178
4.301% 3/1/33 (f)	100	101
4.31% 1/1/35 (f)	1,819	1,826
4.31% 5/1/35 (f)	149	150
4.333% 1/1/35 (f)	235	236
4.334% 8/1/33 (f)	753	751
4.366% 2/1/34 (f)	396	400
4.374% 1/1/34 (f)	1,787	1,787
4.388% 2/1/35 (f)	372	374
4.423% 8/1/34 (f)	570	576
4.429% 3/1/35 (f)	329	331
4.453% 8/1/35 (f)	3,064	3,061
4.494% 1/1/35 (f)	218	218
4.5% 4/1/18 to 9/1/31	13,901	13,107
4.529% 7/1/35 (f)	669	675
4.536% 5/1/35 (f)	529	529
4.571% 1/1/35 (f)	1,888	1,902
4.602% 1/1/20 (f)	1,001	1,010
4.622% 4/1/33 (f)	745	748
4.632% 4/1/33 (f)	26	26
4.638% 4/1/35 (f)	69	70
4.673% 8/1/35 (f)	1,048	1,060
4.688% 9/1/34 (f)	2,747	2,767
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.7% 2/1/35 (f)	$ 1,295	$ 1,307
4.7% 8/1/35 (f)	940	951
4.708% 7/1/34 (f)	1,972	1,996
4.748% 1/1/35 (f)	1,447	1,459
4.771% 12/1/34 (f)	197	198
4.776% 12/1/35 (f)	940	950
4.836% 10/1/34 (f)	1,869	1,893
4.837% 1/1/35 (f)	638	646
4.849% 9/1/34 (f)	1,788	1,809
4.854% 7/1/35 (f)	1,253	1,267
4.892% 4/1/33 (f)	2,009	2,028
4.925% 3/1/35 (f)	2,404	2,427
4.929% 8/1/34 (f)	1,824	1,831
4.937% 7/1/35 (f)	50	50
4.954% 3/1/35 (f)	1,062	1,073
5% 9/1/16 to 6/1/35 (c)	48,902	48,007
5% 6/1/38 (b)	79,000	76,284
5.058% 1/1/37 (f)	1,357	1,375
5.065% 5/1/35 (f)	141	143
5.068% 5/1/35 (f)	1,066	1,072
5.082% 7/1/34 (f)	454	460
5.105% 3/1/34 (f)	3,196	3,226
5.135% 8/1/34 (f)	1,233	1,251
5.167% 3/1/36 (f)	3,152	3,200
5.22% 9/1/35 (f)	210	213
5.232% 11/1/32 (f)	493	498
5.24% 6/1/35 (f)	756	764
5.256% 12/1/36 (f)	610	618
5.275% 3/1/35 (f)	135	137
5.305% 3/1/36 (f)	8,719	8,868
5.307% 7/1/35 (f)	773	780
5.332% 6/1/36 (f)	1,881	1,914
5.336% 7/1/35 (f)	540	548
5.35% 1/1/36 (f)	2,188	2,219
5.351% 1/1/32 (f)	193	194
5.36% 2/1/37 (f)	594	603
5.365% 3/1/37 (f)	4,179	4,253
5.445% 2/1/37 (f)	3,864	3,930
5.487% 6/1/32 (f)	353	355
5.5% 1/1/09 to 7/1/37 (c)	84,476	84,560
5.5% 6/12/38 (b)	5,000	4,963
5.538% 10/1/36 (f)	445	454
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.665% 6/1/36 (f)	$ 1,618	$ 1,650
5.791% 3/1/36 (f)	3,621	3,696
5.798% 11/1/36 (f)	943	958
5.802% 1/1/36 (f)	606	618
5.807% 1/1/35 (f)	2,900	2,902
5.824% 7/1/36 (f)	767	781
5.828% 5/1/36 (f)	4,191	4,278
5.844% 4/1/36 (f)	399	408
5.849% 12/1/35 (f)	2,179	2,205
5.854% 3/1/36 (f)	1,895	1,935
5.869% 3/1/36 (f)	1,656	1,692
5.877% 9/1/36 (f)	919	938
5.906% 5/1/36 (f)	1,827	1,866
5.941% 9/1/36 (f)	1,131	1,156
5.95% 5/1/36 (f)	579	593
5.974% 9/1/36 (f)	772	792
5.978% 2/1/35 (f)	50	50
6% 10/1/08 to 11/1/37	111,319	113,700
6% 6/1/23 (b)	15,300	15,705
6% 6/1/38 (b)	1,800	1,826
6% 6/1/38 (b)	20,000	20,285
6.009% 4/1/36 (f)	6,597	6,744
6.027% 9/1/36 (f)	769	788
6.042% 1/1/35 (f)	2,233	2,246
6.061% 4/1/36 (f)	5,875	6,013
6.095% 3/1/37 (f)	1,027	1,054
6.164% 4/1/36 (f)	1,017	1,042
6.198% 5/1/37 (f)	84	86
6.235% 5/1/36 (f)	2,001	2,053
6.236% 2/1/35 (f)	126	127
6.239% 6/1/36 (f)	154	157
6.244% 8/1/46 (f)	322	329
6.27% 6/1/36 (f)	3,352	3,438
6.304% 2/1/35 (f)	52	52
6.335% 5/1/36 (f)	1,397	1,435
6.425% 4/1/37 (f)	1,059	1,086
6.499% 12/1/36 (f)	205	211
6.5% 5/1/12 to 9/1/47	72,786	75,488
6.555% 12/1/36 (f)	286	294
6.824% 9/1/37 (f)	813	839
6.853% 9/1/37 (f)	1,807	1,864
6.918% 9/1/37 (f)	719	742
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 12/1/15 to 7/1/37	$ 9,797	$ 10,313
7.248% 9/1/37 (f)	951	981
7.5% 8/1/22 to 5/1/37	15,007	15,904
8% 12/1/29 to 3/1/37	177	187
8.5% 1/1/16 to 7/1/31	238	257
9% 2/1/13 to 10/1/30	632	695
9.5% 11/1/09 to 8/1/22	95	105
11% 8/1/10	21	22
12.25% 5/1/15	19	21
12.5% 8/1/15 to 3/1/16	23	26
12.75% 2/1/15	4	5
13.5% 9/1/14	4	4
		639,945
Freddie Mac - 28.7%
3.762% 10/1/33 (f)	2,224	2,247
3.916% 6/1/34 (f)	353	355
4.005% 4/1/34 (f)	3,047	3,029
4.079% 6/1/33 (f)	2,436	2,470
4.177% 1/1/35 (f)	2,884	2,913
4.228% 3/1/34 (f)	1,625	1,634
4.298% 12/1/34 (f)	277	278
4.394% 6/1/35 (f)	338	341
4.414% 2/1/34 (f)	219	218
4.414% 3/1/35 (f)	313	314
4.43% 3/1/35 (f)	303	304
4.5% 9/1/18	2,739	2,688
4.561% 3/1/34 (f)	2,854	2,850
4.785% 2/1/36 (f)	289	291
4.797% 3/1/35 (f)	560	563
4.914% 5/1/34 (f)	33	33
5% 6/1/18 to 11/1/33	22,157	21,529
5% 6/1/38 (b)	23,000	22,215
5.022% 4/1/35 (f)	141	142
5.023% 4/1/35 (f)	1,161	1,168
5.287% 11/1/35 (f)	1,091	1,102
5.303% 12/1/33 (f)	1,483	1,484
5.386% 3/1/35 (f)	199	200
5.5% 6/1/09 to 11/1/33	35,455	35,512
5.5% 6/1/38 (b)	63,000	62,545
5.528% 4/1/37 (f)	502	509
5.573% 1/1/37 (f)	2,127	2,155
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.756% 10/1/35 (f)	$ 273	$ 278
5.776% 3/1/37 (f)	2,368	2,399
5.799% 6/1/37 (f)	1,741	1,771
5.8% 4/1/37 (f)	2,281	2,317
5.829% 5/1/37 (f)	713	724
5.882% 11/1/31 (f)	82	82
5.943% 4/1/36 (f)	1,440	1,468
6% 4/1/14 to 7/1/37	42,343	43,365
6% 6/1/38 (b)	30,500	30,965
6.016% 6/1/36 (f)	727	742
6.133% 4/1/37 (f)	813	828
6.146% 10/1/36 (f)	148	151
6.196% 7/1/36 (f)	2,488	2,546
6.224% 5/1/36 (f)	614	627
6.258% 3/1/36 (f)	3,152	3,220
6.287% 12/1/36 (f)	1,067	1,092
6.353% 7/1/36 (f)	712	728
6.4% 10/1/36 (f)	3,646	3,736
6.417% 6/1/37 (f)	169	173
6.422% 12/1/36 (f)	1,683	1,724
6.5% 4/1/11 to 8/1/47	29,716	30,830
6.586% 10/1/36 (f)	6,121	6,291
6.598% 12/1/36 (f)	4,326	4,444
6.617% 7/1/36 (f)	3,034	3,120
6.638% 6/1/37 (f)	273	281
6.656% 8/1/37 (f)	1,220	1,256
6.676% 6/1/36 (f)	514	527
6.682% 10/1/36 (f)	1,903	1,956
6.717% 1/1/37 (f)	2,630	2,706
6.735% 9/1/36 (f)	7,714	7,941
6.853% 10/1/36 (f)	2,541	2,611
7% 6/1/21 to 9/1/36	5,687	5,994
7.126% 2/1/37 (f)	279	288
7.5% 11/1/10 to 4/1/37	11,862	12,548
7.581% 4/1/37 (f)	180	186
7.7% 8/1/36 (f)	15	16
8% 11/1/16 to 1/1/37	301	317
8.5% 7/1/09 to 9/1/20	34	36
9% 3/1/09 to 5/1/21	265	288
10% 1/1/09 to 5/1/19	52	56
10.5% 8/1/10 to 2/1/16	5	5
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 10/1/12 to 12/1/14	$ 39	$ 43
13% 12/1/13 to 6/1/15	86	97
		349,862
Government National Mortgage Association - 9.7%
5% 6/19/38 (b)	10,000	9,750
5.5% 6/1/38 (b)	6,000	5,998
5.5% 6/1/38 (b)	3,000	2,999
5.5% 6/1/38 (b)	15,000	14,996
5.5% 6/1/38 (b)	6,000	5,998
5.5% 6/1/38 (b)	6,000	5,998
5.5% 6/1/38 (b)	8,000	7,998
5.5% 6/19/38 (b)	9,000	8,998
5.5% 7/1/38 (b)	3,000	2,989
5.5% 7/1/38 (b)	12,000	11,957
5.5% 7/1/38 (b)	23,000	22,918
5.5% 7/1/38 (b)	3,000	2,990
6.5% 5/15/28 to 7/15/36	7,970	8,257
7% 2/15/24 to 7/15/32	3,643	3,863
7.5% 9/15/16 to 4/15/32	1,296	1,377
8% 6/15/21 to 12/15/25	504	539
8.5% 8/15/16 to 10/15/28	763	826
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	64	73
13.5% 7/15/11	3	3
		118,529
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,109,237)		1,108,336
Asset-Backed Securities - 5.9%

ACE Securities Corp. Home Equity Loan Trust:
Series 2005-HE6 Class A2B, 2.5925% 10/25/35 (f)	119	119
Series 2006-HE3 Class A2A, 2.4425% 6/25/36 (f)	157	155
Ameriquest Mortgage Securities, Inc.:
Series 2005-R10 Class A2B, 2.6125% 12/25/35 (f)	644	555
Series 2006-M3 Class A2A, 2.4425% 10/25/36 (f)	658	633
Argent Securities, Inc. Series 2006-M2 Class A2A, 2.4425% 9/25/36 (f)	2,700	2,613
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 4.0425% 9/25/35 (f)	1,965	147
Series 2005-FR1 Class M1, 2.8925% 6/25/35 (f)	600	480
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2007-AQ1 Class A1, 2.5025% 11/25/36 (f)	$ 1,069	$ 947
Series 2007-HE3 Class 1A1, 2.5125% 4/25/37 (f)	808	756
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	906
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 2.945% 8/26/36 (f)	142	137
Series 2006-NC2 Class A2A, 2.935% 9/25/36 (f)	236	226
Series 2006-WF2 Class A2B, 5.735% 5/25/36	811	802
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 2.5125% 1/25/37 (f)	84	82
Series 2007-11 Class 2A1, 2.4525% 6/25/47 (f)	5,939	5,473
Series 2007-4 Class A1A, 2.5125% 9/25/37 (f)	4,820	4,627
Series 2007-BC2 Class 2A1, 2.4825% 6/25/37 (f)	905	879
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.4525% 10/25/36 (f)	489	454
First Franklin Mortgage Loan Trust:
Series 2005-FF10 Class A4, 2.7125% 11/25/35 (f)	2,345	2,112
Series 2006-FF5 Class 2A2, 2.5025% 4/25/36 (f)	640	606
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	583
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	283
Fremont Home Loan Trust:
Series 2005-E Class 2A2, 2.5625% 1/25/36 (f)	49	49
Series 2006-3 Class 2A1, 2.4625% 2/25/37 (f)	52	51
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(f)	160	48
Series 2004-AR2 Class B1, 4.2925% 8/25/34 (f)	796	378
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 2.895% 3/25/36 (f)	137	136
Helios Finance L.P. Series 2007-S1 Class B1, 3.1788% 10/20/14 (a)(f)	2,325	1,525
Holmes Master Issuer PLC Series 2006-1A Class 2C, 3.1031% 7/15/40 (a)(f)	490	440
Home Equity Asset Trust Series 2006-8 Class 2A1, 2.4425% 3/25/37 (f)	73	69
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	162	163
Class A1B, 2.4925% 7/25/36 (f)	1,276	1,264
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	7,895
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 2.9425% 6/25/35 (f)	$ 1,785	$ 1,399
Series 2006-1 Class 2A2, 2.5325% 2/25/36 (f)	328	321
Series 2006-2 Class 2A2, 2.5225% 3/25/36 (f)	1,551	1,515
Series 2006-4 Class 2A2, 2.4925% 5/25/36 (f)	545	515
Series 2006-8 Class 2A1, 2.4325% 9/25/36 (f)	537	515
Series 2006-9 Class M10, 4.8925% 11/25/36 (f)	2,721	92
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 2.6025% 5/25/47 (f)	1,000	842
MASTR Asset Backed Securities Trust:
Series 2006-HE1 Class A2, 2.5325% 1/25/36 (f)	698	688
Series 2006-WMC3 Class A2, 2.4425% 8/25/36 (f)	446	424
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.5625% 2/25/37 (f)	4,292	3,434
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 2.4625% 7/25/37 (f)	854	813
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A1, 2.4325% 6/25/36 (f)	24	24
Series 2006-HE6 Class A2A, 2.4325% 9/25/36 (f)	1,709	1,626
Series 2006-NC1 Class A2, 2.5325% 12/25/35 (f)	18	18
Series 2007-HE2 Class A2A, 2.4325% 1/25/37 (f)	118	109
Series 2007-HE4 Class A2A, 2.5025% 2/25/37 (f)	112	103
Series 2007-NC3 Class A2A, 2.4525% 5/25/37 (f)	60	58
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.4925% 4/25/37 (f)	1,242	1,165
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.4425% 11/25/36 (f)	212	206
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (g)	4,205	845
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	6,370	1,544
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	4,540	1,062
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (f)	269	266
Newcastle CDO VIII Series 2006-8A Class 4, 2.9925% 11/1/52 (a)(f)	5,000	2,250
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	267	258
NovaStar Mortgage Funding Trust:
Series 2006-5 Class A2A, 2.4625% 11/25/36 (f)	176	174
Series 2006-6 Class A2A, 2.4625% 1/25/37 (f)	294	269
Ocala Funding LLC Series 2006-1A Class A, 3.8788% 3/20/11 (a)(f)	2,100	1,575
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 2.4825% 5/25/37 (f)	384	363
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 2.4525% 7/25/37 (f)	$ 372	$ 348
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 2.4725% 1/25/37 (f)	157	154
Series 2006-6 Class A2A, 2.4525% 9/25/37 (f)	1,659	1,586
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 2.4625% 9/25/36 (f)	1,310	1,269
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	659	660
Class C, 5.77% 5/25/10 (a)	915	914
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	19	19
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	441	401
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.4625% 2/25/37 (f)	482	468
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 4.1125% 1/25/36 (f)	500	101
Series 2006-FR4 Class A2A, 2.4725% 8/25/36 (f)	603	584
Series 2006-WM4 Class A2A, 2.4725% 11/25/36 (f)	356	329
Series 2007-NC1 Class A2A, 2.4425% 12/25/36 (f)	415	387
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	386	382
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 2.8225% 5/25/35 (f)	1,995	1,456
Series 2007-BC4 Class A3, 2.6425% 11/25/37 (f)	2,801	2,661
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.4825% 6/25/37 (f)	1,393	1,246
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	11
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	9
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	12
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.8925% 10/25/36 (a)(f)	1,005	63
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 2.4825% 4/25/37 (f)	1,180	1,059
TOTAL ASSET-BACKED SECURITIES (Cost $89,978)		72,185
Collateralized Mortgage Obligations - 22.0%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 10.6%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (f)	$ 6,360	$ 6,175
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1088% 2/17/52 (a)(f)	910	827
Series 2006-2A Class 2C, 3.0988% 2/17/52 (a)(f)	2,250	2,007
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1396% 10/25/33 (d)(f)	15,000	14,682
Series 2003-J Class 2A2, 4.4% 11/25/33 (f)	782	761
Series 2004-1 Class 2A2, 4.6835% 10/25/34 (f)	1,954	1,899
Series 2004-A:
Class 2A1, 3.5442% 2/25/34 (f)	492	474
Class 2A2, 4.0952% 2/25/34 (f)	2,127	2,093
Series 2004-D Class 2A1, 3.6168% 5/25/34 (f)	252	245
Series 2004-J Class 2A1, 4.76% 11/25/34 (f)	995	954
Series 2005-D Class 2A7, 4.7829% 5/25/35 (f)	970	820
Series 2005-H:
Class 1A1, 4.9195% 9/25/35 (f)	257	244
Class 2A2, 4.8052% 9/25/35 (f)	1,117	1,038
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 11A1, 6.0426% 1/25/35 (f)	1,061	916
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3547% 2/25/37 (f)	150	147
Class 5A1, 4.1696% 2/25/37 (f)	1,376	1,339
Series 2007-A2:
Class 2A1, 4.2369% 7/25/37 (f)	732	710
Class 3A1, 4.5607% 7/25/37 (f)	5,578	5,485
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.3131% 8/25/34 (f)	2,988	2,881
Class A4, 4.4058% 8/25/34 (f)	2,399	2,347
Series 2006-AR7 Class 1A1, 6.9271% 11/25/36 (f)	203	151
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	745	745
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 2.7925% 3/25/35 (f)	127	102
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.5002% 1/28/32 (a)(f)	264	198
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1107% 10/25/34 (f)	2,656	2,548
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 3.2038% 10/18/54 (a)(f)	$ 770	$ 573
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.165% 11/20/56 (a)(f)	1,675	1,287
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 3.1856% 10/11/41 (a)(f)	2,520	1,854
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 3.245% 12/20/54 (f)	1,300	1,187
Series 2006-2 Class C1, 3.2875% 12/20/54 (f)	155	88
Series 2007-1:
Class 1C1, 2.8419% 12/20/54 (f)	940	812
Class 2C1, 2.9719% 12/20/54 (f)	500	324
Series 2007-2 Class 2C1, 3.1459% 12/17/54 (f)	1,355	878
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7636% 7/25/35 (f)	920	772
Series 2007-AR2 Class 2A1, 4.8359% 4/25/35 (f)	1,009	991
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A1, 5.32% 6/12/47 (f)	886	889
JPMorgan Mortgage Trust:
sequential payer Series 2006-A4 Class 1A3, 5.8171% 6/25/36 (f)	1,680	1,556
Series 2006-A2 Class 5A1, 3.7532% 11/25/33 (f)	2,629	2,584
Series 2006-A3 Class 6A1, 3.7653% 8/25/34 (f)	1,413	1,385
Series 2007-A1 Class 3A2, 5.0065% 7/25/35 (f)	4,224	4,140
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	3,114	3,115
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.2159% 6/15/22 (a)(f)	14,994	12,745
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2308% 8/25/34 (f)	3,465	3,352
Series 2006-A6 Class A4, 4.1747% 10/25/33 (f)	3,644	3,595
Permanent Financing No. 4 PLC Class 3C, 3.79% 6/10/42 (f)	1,405	1,336
Permanent Financing No. 8 PLC floater:
Class 2C, 3.39% 6/10/42 (f)	1,580	1,579
Class 3C, 3.51% 6/10/42 (f)	610	527
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	836	806
Series 2004-SL2 Class A1, 6.5% 10/25/16	113	107
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2918% 7/25/34 (f)	2,084	1,986
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 2.4425% 5/25/36 (f)	$ 35	$ 34
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 4.8925% 12/25/36 (a)(f)	795	48
Series 2003-15A Class 4A, 5.4459% 4/25/33 (f)	1,754	1,693
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,216	1,177
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	461	461
Series 2004-AR7 Class A6, 3.9414% 7/25/34 (f)	395	391
Series 2004-RA3 Class 2A, 6.352% 8/25/38 (f)	12,403	12,356
Series 2005-AR16 Class 1A3, 5.1005% 12/25/35 (f)	2,065	1,786
Series 2005-AR3 Class A2, 4.6372% 3/25/35 (f)	3,789	3,706
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W:
Class A1, 4.5578% 11/25/34 (f)	1,728	1,677
Class A9, 4.5578% 11/25/34 (f)	3,490	3,138
Series 2005-AR12 Class 2A6, 4.336% 7/25/35 (f)	1,046	992
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (f)	392	380
Series 2006-AR8 Class 3A1, 5.2379% 4/25/36 (f)	3,897	3,828
TOTAL PRIVATE SPONSOR		129,923
U.S. Government Agency - 11.4%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,280	3,352
Class PZ, 6% 2/25/24	2,556	2,570
Series 1999-15 Class PC, 6% 9/25/18	1,141	1,147
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,127
Series 1993-165 Class SH, 12.9936% 9/25/23 (f)	177	183
Series 1999-17 Class PG, 6% 4/25/29	6,127	6,219
Series 2003-22 6% 4/25/33 (g)	4,495	1,068
Series 2003-26 Class KI, 5% 12/25/15 (g)	2,157	128
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(g)	2,096	323
Series 2006-48 Class LF, 0% 8/25/34 (f)	70	68
Fannie Mae STRIP:
Series 339 Class 29, 5.5% 7/1/18 (g)	2,108	332
Series 348 Class 14, 6.5% 8/1/34 (g)	945	185
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae STRIP: - continued
Series 351:
Class 12, 5.5% 4/1/34 (g)	$ 713	$ 166
Class 13, 6% 3/1/34 (g)	908	222
Series 359, Class 19 6% 7/1/35 (g)	914	212
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	4,261	4,324
Series 2001-52 Class YZ, 6.5% 10/25/31	222	228
Series 2001-63 Class TC, 6% 12/25/31 (e)	4,065	4,121
Series 2001-72 Class NZ, 6% 12/25/31	1,138	1,155
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,718
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,037
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	5,127	5,217
Series 2001-31 Class ZC, 6.5% 7/25/31	1,829	1,895
Series 2002-34 Class Z, 6% 4/25/32	6,892	7,014
Series 2002-79 Class Z, 5.5% 11/25/22	2,110	2,080
Series 2003-80 Class CG, 6% 4/25/30	686	704
Series 2005-41 Class LA, 5.5% 5/25/35	3,265	3,275
Series 1999-33 Class PK, 6% 7/25/29	2,916	2,948
Series 2001-63 Class PG, 6% 12/25/31	2,162	2,183
Series 2001-74 Class QE, 6% 12/25/31	2,061	2,082
Series 2003-21 Class SK, 5.7075% 3/25/33 (f)(g)	910	110
Series 2003-3 Class HS, 5.2575% 9/25/16 (f)(g)	65	3
Series 2003-35:
Class BS, 4.6075% 4/25/17 (f)(g)	680	34
Class TQ, 5.1075% 5/25/18 (f)(g)	836	87
Series 2003-42:
Class HS, 4.7075% 12/25/17 (f)(g)	7,786	555
Class SJ, 4.6575% 11/25/22 (f)(g)	1,043	95
Series 2003-48 Class HI, 5% 11/25/17 (g)	3,145	357
Series 2004-54 Class SW, 3.6075% 6/25/33 (f)(g)	4,073	229
Series 2006-4 Class IT, 6% 10/25/35 (g)	455	114
Series 2007-36:
Class GO, 4/25/37 (h)	544	400
Class PO, 4/25/37 (h)	977	721
Class SB, 4.2075% 4/25/37 (f)(g)	12,788	1,025
Class SG, 4.2075% 4/25/37 (f)(g)	7,054	537
Series 2007-57 Class SA, 26.265% 6/25/37 (f)	5,826	7,495
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2007-66:
Class SA, 25.245% 7/25/37 (f)	$ 3,410	$ 4,263
Class SB, 25.245% 7/25/37 (f)	1,054	1,257
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	212	219
Class GY, 0% 5/15/37 (f)	242	244
planned amortization class:
Series 2095 Class PE, 6% 11/15/28 (e)	5,418	5,496
Series 2104 Class PG, 6% 12/15/28	1,626	1,661
Series 2162 Class PH, 6% 6/15/29	373	379
Series 70 Class C, 9% 9/15/20	119	131
sequential payer Series 2114 Class ZM, 6% 1/15/29	779	792
Series 3030 Class SL, 3.5856% 9/15/35 (f)(g)	10,588	673
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,880	1,944
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (f)	513	436
Series 3129 Class MF, 0% 7/15/34 (f)	368	377
Series 3222 Class HF, 0% 9/15/36 (f)	561	581
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,140	2,186
Series 2131 Class BG, 6% 3/15/29	8,415	8,534
Series 2137 Class PG, 6% 3/15/29	2,086	2,131
Series 2154 Class PT, 6% 5/15/29	3,179	3,246
Series 2435 Class VG, 6% 2/15/13	761	783
Series 2488 Class PR, 6% 8/15/32	1,147	1,162
Series 2585 Class KS, 5.0856% 3/15/23 (f)(g)	521	50
Series 2590 Class YR, 5.5% 9/15/32 (g)	135	39
Series 2802 Class OB, 6% 5/15/34	3,375	3,498
Series 2810 Class PD, 6% 6/15/33	2,540	2,580
Series 3077 Class TO, 4/15/35 (h)	4,355	3,179
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,523	2,563
Series 2274 Class ZM, 6.5% 1/15/31	831	862
Series 2281 Class ZB, 6% 3/15/30	1,025	1,037
Series 2388 Class ZA, 6% 12/15/31	5,353	5,463
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2417 Class KZ, 6% 2/15/32	$ 1,105	$ 1,126
Series 2502 Class ZC, 6% 9/15/32	1,621	1,645
Series 2504 Class Z, 6% 9/15/32	1,574	1,604
Series 2564 Class ES, 5.0856% 2/15/22 (f)(g)	909	75
Series 2575 Class ID, 5.5% 8/15/22 (g)	145	23
Series 2750 Class ZT, 5% 2/15/34	2,683	2,332
Series 2817 Class SD, 4.5356% 7/15/30 (f)(g)	1,553	126
Series 3097 Class IA, 5.5% 3/15/33 (g)	4,013	782
Series 1658 Class GZ, 7% 1/15/24	2,379	2,512
Series 2587 Class IM, 6.5% 3/15/33 (g)	1,520	326
Series 2844:
Class SC, 30.4565% 8/15/24 (f)	110	140
Class SD, 53.7631% 8/15/24 (f)	161	298
Series 2957 Class SW, 3.4856% 4/15/35 (f)(g)	6,292	332
Series 3002 Class SN, 3.9856% 7/15/35 (f)(g)	6,330	465
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,895	1,932
Series 2003-11 Class S, 4.045% 2/16/33 (f)(g)	5,060	360
Series 2004-32 Class GS, 3.995% 5/16/34 (f)(g)	1,452	92
TOTAL U.S. GOVERNMENT AGENCY		138,981
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $272,242)		268,904
Commercial Mortgage Securities - 3.5%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4508% 2/14/43 (f)	8,300	8,570
Class PS1, 1.5971% 2/14/43 (f)(g)	18,561	795
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	681
Class HSB, 4.954% 3/11/41 (a)	895	830
Class HSC, 4.954% 3/11/41 (a)	895	804
Class HSD, 4.954% 3/11/41 (a)	895	806
Class HSE, 4.954% 3/11/41 (a)	2,290	1,792
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 3.1925% 10/25/36 (a)(f)	$ 278	$ 148
Class B2, 3.7425% 10/25/36 (a)(f)	181	91
Class B3, 4.9925% 10/25/36 (a)(f)	325	162
Class M4, 2.8225% 10/25/36 (a)(f)	278	180
Class M5, 2.8725% 10/25/36 (a)(f)	354	222
Class M6, 2.9525% 10/25/36 (a)(f)	687	406
Series 2006-4A:
Class B1, 3.0925% 12/25/36 (a)(f)	108	60
Class B2, 3.6425% 12/25/36 (a)(f)	104	61
Class B3, 4.8425% 12/25/36 (a)(f)	191	113
Series 2007-1:
Class B1, 3.0625% 3/25/37 (a)(f)	159	72
Class B2, 3.5425% 3/25/37 (a)(f)	116	52
Class B3, 5.7425% 3/25/37 (a)(f)	331	149
Class M1, 2.6625% 3/25/37 (a)(f)	133	98
Class M2, 2.6825% 3/25/37 (a)(f)	103	73
Class M3, 2.7125% 3/27/37 (a)(f)	90	61
Class M4, 2.7625% 3/25/37 (a)(f)	69	41
Class M5, 2.8125% 3/25/37 (a)(f)	112	61
Class M6, 2.8925% 3/25/37 (a)(f)	159	79
Series 2007-2A:
Class B1, 3.9925% 7/25/37 (a)(f)	121	57
Class B2, 4.6425% 7/25/37 (a)(f)	102	46
Class B3, 5.7425% 7/25/37 (a)(f)	116	52
Class M4, 3.0425% 7/25/37 (a)(f)	149	86
Class M5, 3.1425% 7/25/37 (a)(f)	135	74
Class M6, 3.3925% 7/25/37 (a)(f)	168	87
Series 2007-3:
Class B1, 3.3425% 7/25/37 (a)(f)	111	64
Class B2, 3.9925% 7/25/37 (a)(f)	291	160
Class B3, 6.3925% 7/25/37 (a)(f)	150	84
Class M1, 2.7025% 7/25/37 (a)(f)	99	67
Class M2, 2.7325% 7/25/37 (a)(f)	103	68
Class M3, 2.7625% 7/25/37 (a)(f)	167	105
Class M4, 2.8925% 7/25/37 (a)(f)	266	159
Class M5, 2.9925% 7/25/37 (a)(f)	133	82
Class M6, 3.1925% 7/25/37 (a)(f)	103	60
Series 2007-4A:
Class B1, 4.9425% 9/25/37 (a)(f)	144	65
Class B2, 5.8425% 9/25/37 (a)(f)	532	239
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15 Class A1, 5.016% 2/11/44	$ 1,173	$ 1,166
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0419% 5/15/35 (a)(f)(g)	29,253	1,254
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,155
Class F, 7.734% 1/15/32	600	624
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (f)	988	984
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A1, 5.269% 1/15/49	656	656
Series 2007-C3 Class A1, 5.664% 6/15/39 (f)	740	748
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 4.0144% 7/15/19 (a)(f)	762	610
Class SHDC, 3.5144% 7/15/19 (a)(f)	364	276
Series 2006-TFL2 Class SHDD, 3.8644% 7/15/19 (a)(f)	205	174
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	810	811
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A1, 5.233% 3/10/39	1,063	1,066
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 3.0438% 3/1/20 (a)(f)	780	702
Class D, 3.0938% 3/1/20 (a)(f)	235	212
Class E, 3.1638% 3/1/20 (a)(f)	390	351
Class F, 3.2038% 3/1/20 (a)(f)	195	174
Class G, 3.2438% 3/1/20 (a)(f)	95	84
Class H, 3.3738% 3/1/20 (a)(f)	160	141
Class J, 3.5738% 3/1/20 (a)(f)	230	204
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,134	1,139
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	811
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDP10 Class A1, 5.122% 1/15/49	743	744
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	$ 880	$ 886
Series 2006-C6 Class A1, 5.23% 9/15/39	1,008	1,013
Series 2006-C7 Class A1, 5.279% 11/15/38	450	453
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	668	671
Series 2007-C2 Class A1, 5.226% 2/15/40	567	570
Series 2004-C2 Class XCP, 1.2241% 3/1/36 (a)(f)(g)	90,305	1,764
Series 2007-C1 Class XCP, 0.6532% 2/15/40 (f)(g)	14,955	320
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A1, 4.275% 12/12/11	594	585
Series 2007-6 Class A1, 5.175% 3/12/51	666	665
Morgan Stanley Capital I Trust sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44	1,123	1,125
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,081	1,075
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A1, 5.031% 12/15/43	1,036	1,035
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $47,012)		42,210
Cash Equivalents - 5.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (Cost $64,640)	$ 64,653	64,640
TOTAL INVESTMENT PORTFOLIO - 127.6% (Cost $1,583,109)		1,556,275
NET OTHER ASSETS - (27.6)%		(336,712)
NET ASSETS - 100%		$ 1,219,563
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
25 Eurodollar 90 Day Index Contracts	June 2008	$ 24,831	$ (106)
25 Eurodollar 90 Day Index Contracts	Sept. 2008	24,823	(95)
TOTAL EURODOLLAR CONTRACTS			$ (201)
Treasury Contracts
111 UST 2 YR Index Contracts	Oct. 2008	23,379	24
TOTAL SOLD			$ (177)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 1,177	$ (795)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	1,000	(816)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	508	(282)
TOTAL CREDIT DEFAULT SWAPS		2,685	(1,893)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.6375% with Lehman Brothers, Inc.	March 2010	$ 33,000	$ 421
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.71% with Bank of America	April 2010	20,000	240
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.116% with JPMorgan Chase, Inc.	March 2013	30,000	1,345
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.82% with JPMorgan Chase, Inc.	Jan. 2010	20,000	(392)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.17% with Morgan Stanley, Inc.	Dec. 2010	50,000	(1,286)
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2018	6,000	(192)
Receive semi-annually a fixed rate equal to 4.758% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2038	3,000	(149)
Receive semi-annually a fixed rate equal to 5.20% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2012	22,500	1,288
Receive semi-annually a fixed rate equal to 5.38% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	9,000	626
TOTAL INTEREST RATE SWAPS		193,500	1,901
		$ 196,185	$ 8
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,161,000 or 4.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,925,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$64,640,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 9,257
Banc of America Securities LLC	8,322
Bank of America, NA	22,964
Barclays Capital, Inc.	2,270
Greenwich Capital Markets, Inc.	1,435
ING Financial Markets LLC	5,208
J.P. Morgan Securities, Inc.	2,870
Societe Generale, New York Branch	11,883
WestLB AG	431
$ 64,640
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Ultra-Short Central Fund	$ 7,437
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 323,937	$ 39,992	$ 331,836	$ -	0.0%
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,583,121,000. Net unrealized depreciation aggregated $26,846,000, of which $12,186,000 related to appreciated investment securities and $39,032,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity ® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2008

1.804867.104

SFI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp. 5.75% 8/10/09	$ 4,820,000	$ 4,888,362
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	4,500,000	4,569,908
Media - 0.9%
AOL Time Warner, Inc. 6.75% 4/15/11	1,000,000	1,025,888
COX Communications, Inc.:
3.875% 10/1/08	3,655,000	3,648,787
6.4% 8/1/08	795,000	798,128
Liberty Media Corp. 7.75% 7/15/09	2,350,000	2,385,783
Univision Communications, Inc. 3.875% 10/15/08	2,600,000	2,564,250
Viacom, Inc. 5.75% 4/30/11	860,000	863,980
		11,286,816
TOTAL CONSUMER DISCRETIONARY		20,745,086
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	2,885,000	2,916,475
Kraft Foods, Inc. 5.625% 8/11/10	2,810,000	2,851,425
		5,767,900
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	1,865,000	1,866,789
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	2,489,098	2,504,979
Duke Capital LLC:
4.37% 3/1/09	2,045,000	2,042,489
7.5% 10/1/09	3,375,000	3,459,314
Enterprise Products Operating LP 4.625% 10/15/09	3,070,000	3,066,755
Kinder Morgan Energy Partners LP 6.3% 2/1/09	1,640,000	1,660,687
Pemex Project Funding Master Trust:
6.125% 8/15/08	157,000	157,204
9.125% 10/13/10	2,250,000	2,503,125
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	757,500	755,781
4.633% 6/15/10 (c)	455,000	454,013
		18,471,136
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 6.7%
Capital Markets - 2.0%
American Capital Strategies Ltd. 6.85% 8/1/12	$ 2,700,000	$ 2,530,934
Bear Stearns Companies, Inc.:
3.25% 3/25/09	1,565,000	1,543,962
5.85% 7/19/10	4,015,000	4,067,625
Credit Suisse USA, Inc. 2.7775% 6/5/09 (g)	2,875,000	2,856,031
Goldman Sachs Group, Inc.:
5.45% 11/1/12	590,000	593,414
6.875% 1/15/11	415,000	435,294
Janus Capital Group, Inc. 5.875% 9/15/11	955,000	937,595
Lehman Brothers Holdings E-Capital Trust I 3.4988% 8/19/65 (g)	1,275,000	1,056,833
Lehman Brothers Holdings, Inc.:
4.25% 1/27/10	2,730,000	2,670,966
5.625% 1/24/13	740,000	704,141
Morgan Stanley:
4% 1/15/10	1,020,000	1,006,122
5.05% 1/21/11	3,600,000	3,517,848
6.75% 4/15/11	2,495,000	2,552,041
		24,472,806
Commercial Banks - 1.3%
Bank of America NA 3.3156% 5/12/10 (g)	2,350,000	2,344,313
Bank One Corp. 7.875% 8/1/10	1,295,000	1,381,248
Chase Manhattan Corp. 7.875% 6/15/10	1,990,000	2,097,418
HSBC Holdings PLC 7.5% 7/15/09	1,215,000	1,251,714
Korea Development Bank 3.875% 3/2/09	2,700,000	2,686,276
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,346,789
Wells Fargo & Co. 3.98% 10/29/10	5,710,000	5,659,404
		16,767,162
Consumer Finance - 0.8%
Household Finance Corp.:
4.125% 11/16/09	2,280,000	2,268,431
4.75% 5/15/09	1,563,000	1,571,156
MBNA Capital I 8.278% 12/1/26	1,200,000	1,192,250
Nelnet, Inc.:
5.125% 6/1/10	550,000	499,347
7.4% 9/29/36 (g)	2,860,000	1,849,837
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (c)	2,090,000	2,086,562
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	734,273	759,101
		10,226,684
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 1.1%
Bank of America Corp.:
7.4% 1/15/11	$ 275,000	$ 290,023
7.8% 2/15/10	585,000	615,590
Deutsche Bank AG London 5% 10/12/10	4,770,000	4,850,541
Iberbond 2004 PLC 4.826% 12/24/17 (k)	2,430,963	1,944,770
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (g)	270,000	259,735
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(g)	1,755,000	1,489,461
International Lease Finance Corp.:
5.625% 9/15/10	2,200,000	2,190,791
5.75% 6/15/11	1,565,000	1,545,771
		13,186,682
Insurance - 0.1%
Genworth Financial, Inc. 5.231% 5/16/09	1,920,000	1,925,940
Real Estate Investment Trusts - 1.3%
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,095,000	3,000,587
5.625% 12/15/10	2,910,000	2,827,973
Camden Property Trust 4.375% 1/15/10	1,385,000	1,350,894
Colonial Properties Trust 4.75% 2/1/10	1,365,000	1,314,906
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,885,000	2,848,626
5% 5/3/10	1,310,000	1,267,759
Duke Realty LP:
5.25% 1/15/10	615,000	610,101
5.625% 8/15/11	915,000	887,512
6.95% 3/15/11	719,000	732,203
Mack-Cali Realty LP 7.25% 3/15/09	520,000	526,958
Simon Property Group LP 4.6% 6/15/10	1,130,000	1,114,583
		16,482,102
Thrifts & Mortgage Finance - 0.1%
Independence Community Bank Corp. 3.5% 6/20/13 (g)	860,000	689,462
TOTAL FINANCIALS		83,750,838
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.:
3.75% 2/10/09	$ 2,230,000	$ 2,210,256
4.125% 8/15/09	675,000	670,811
5.125% 11/15/10	1,643,000	1,629,616
		4,510,683
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	2,600,000	2,632,097
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	3,900,000	3,933,400
Airlines - 0.9%
America West Airlines pass thru certificates 7.33% 7/2/08	552,807	552,807
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	153,597	152,829
6.978% 10/1/12	63,371	62,420
7.024% 4/15/11	2,000,000	1,975,000
Continental Airlines, Inc. pass-thru trust certificates:
6.32% 11/1/08	4,015,000	3,984,888
7.056% 3/15/11	749,000	739,638
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,595,650
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	462,371	464,105
6.201% 3/1/10	375,601	368,089
6.602% 9/1/13	908,323	899,240
7.186% 10/1/12	896,800	883,348
		11,678,014
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	1,265,000	1,251,986
5.625% 1/15/12	3,030,000	2,990,313
		4,242,299
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
Covidien International Finance SA 5.15% 10/15/10 (c)	$ 2,900,000	$ 2,928,060
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (c)	980,000	995,580
		3,923,640
TOTAL INDUSTRIALS		26,409,450
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	855,000	872,100
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,460,749
TOTAL MATERIALS		2,332,849
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,792,123
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,779,077
Deutsche Telekom International Finance BV 5.375% 3/23/11	4,000,000	4,027,760
Telecom Italia Capital SA 4% 1/15/10	3,450,000	3,399,085
Telefonica Emisiones SAU 5.984% 6/20/11	4,000,000	4,047,552
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,261,490
4.75% 1/27/10	2,555,000	2,567,632
Verizon Global Funding Corp. 7.25% 12/1/10	3,435,000	3,675,357
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,522,896
		26,072,972
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV 4.125% 3/1/09	3,925,000	3,925,506
Vodafone Group PLC:
5.5% 6/15/11	4,000,000	4,032,832
7.75% 2/15/10	950,000	994,898
		8,953,236
TOTAL TELECOMMUNICATION SERVICES		35,026,208
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 1.7%
Electric Utilities - 0.8%
Commonwealth Edison Co. 5.4% 12/15/11	$ 992,000	$ 995,358
Entergy Corp. 7.75% 12/15/09 (c)	2,500,000	2,599,658
Exelon Corp. 4.45% 6/15/10	3,750,000	3,720,551
Pepco Holdings, Inc. 4% 5/15/10	1,125,000	1,105,161
Progress Energy, Inc. 7.1% 3/1/11	2,181,000	2,299,444
		10,720,172
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 6.125% 9/1/09	3,035,000	3,084,106
PSEG Power LLC 3.75% 4/1/09	1,415,000	1,412,552
		4,496,658
Multi-Utilities - 0.5%
Dominion Resources, Inc. 6.3% 9/30/66 (g)	1,680,000	1,545,044
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,667,413
KeySpan Corp. 7.625% 11/15/10	790,000	845,441
NiSource Finance Corp. 7.875% 11/15/10	780,000	810,911
NSTAR 8% 2/15/10	715,000	760,081
Sempra Energy 4.75% 5/15/09	1,055,000	1,059,725
		6,688,615
TOTAL UTILITIES		21,905,445
TOTAL NONCONVERTIBLE BONDS (Cost $220,848,793)		218,919,595
U.S. Government and Government Agency Obligations - 34.4%

U.S. Government Agency Obligations - 14.2%
Fannie Mae 4.75% 3/12/10 (b)	46,673,000	48,016,809
Freddie Mac:
4.875% 2/9/10 (b)	50,860,000	52,321,716
5% 6/11/09 (b)	37,187,000	38,022,406
5.125% 4/18/11 (b)	38,000,000	39,597,330
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		177,958,261
U.S. Treasury Obligations - 20.2%
U.S. Treasury Notes:
1.75% 3/31/10 (b)	10,000,000	9,849,220
2.125% 1/31/10	31,000,000	30,786,875
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 4/30/10 (d)	$ 30,100,000	$ 29,818,451
2.625% 5/31/10	24,540,000	24,532,344
3.25% 12/31/09	1,000	1,011
4.625% 8/31/11	5,709,000	5,977,500
4.75% 3/31/11 (b)(e)	27,918,000	29,333,526
4.875% 8/15/09	12,858,000	13,239,728
4.875% 4/30/11 (b)	46,705,000	49,284,704
4.875% 5/31/11 (b)(f)	50,290,000	53,067,699
4.875% 7/31/11	5,824,000	6,142,043
TOTAL U.S. TREASURY OBLIGATIONS		252,033,101
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $428,606,511)		429,991,362
U.S. Government Agency - Mortgage Securities - 8.3%

Fannie Mae - 6.6%
3.697% 10/1/33 (g)	122,158	123,208
3.742% 10/1/33 (g)	110,453	110,440
3.75% 1/1/34 (g)	98,550	99,523
3.811% 10/1/33 (g)	1,403,830	1,413,651
3.876% 6/1/33 (g)	412,920	410,589
3.886% 6/1/33 (g)	82,901	83,174
3.978% 10/1/18 (g)	69,104	69,805
4.011% 5/1/33 (g)	33,445	33,571
4.166% 1/1/35 (g)	262,260	262,984
4.25% 1/1/34 (g)	145,542	147,057
4.25% 2/1/34 (g)	126,297	127,597
4.25% 2/1/35 (g)	129,000	129,500
4.279% 1/1/34 (g)	813,795	822,830
4.281% 11/1/34 (g)	846,014	848,541
4.288% 1/1/34 (g)	121,688	122,811
4.293% 2/1/35 (g)	870,533	873,711
4.301% 3/1/33 (g)	63,820	64,098
4.31% 5/1/35 (g)	74,522	74,846
4.333% 1/1/35 (g)	140,724	141,348
4.366% 2/1/34 (g)	243,175	245,669
4.385% 7/1/33 (g)	726,347	730,730
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.388% 2/1/35 (g)	$ 226,335	$ 227,523
4.39% 2/1/35 (g)	1,021,753	1,026,632
4.407% 10/1/34 (g)	612,504	615,240
4.42% 8/1/33 (g)	176,360	175,928
4.429% 3/1/35 (g)	197,647	198,739
4.468% 7/1/35 (g)	242,074	244,137
4.494% 1/1/35 (g)	130,894	130,578
4.524% 8/1/35 (g)	226,693	226,779
4.529% 7/1/35 (g)	391,516	394,898
4.56% 5/1/35 (g)	2,241,046	2,258,055
4.576% 6/1/33 (g)	259,459	261,609
4.594% 2/1/35 (g)	469,830	468,282
4.598% 10/1/35 (g)	45,332	45,805
4.632% 4/1/33 (g)	15,945	16,040
4.638% 4/1/35 (g)	41,632	41,899
4.656% 6/1/35 (g)	327,551	329,313
4.694% 10/1/34 (g)	637,229	641,053
4.7% 8/1/35 (g)	816,815	826,166
4.732% 7/1/35 (g)	636,141	641,158
4.75% 5/1/35 (g)	348,379	350,549
4.752% 3/1/35 (g)	438,775	442,255
4.763% 10/1/35 (g)	661,203	667,573
4.771% 12/1/34 (g)	113,777	114,593
4.775% 1/1/35 (g)	865,624	872,665
4.782% 1/1/35 (g)	568,799	573,247
4.783% 10/1/35 (g)	463,086	472,157
4.785% 3/1/35 (g)	557,655	562,106
4.787% 8/1/35 (g)	367,274	371,081
4.797% 11/1/34 (g)	332,983	335,478
4.832% 1/1/35 (g)	2,320,109	2,339,408
4.885% 7/1/35 (g)	1,487,634	1,503,138
4.886% 10/1/35 (g)	281,650	283,774
4.89% 7/1/34 (g)	492,983	499,670
4.897% 2/1/35 (g)	1,186,344	1,196,811
4.911% 10/1/34 (g)	702,870	703,747
4.943% 8/1/34 (g)	1,056,227	1,070,780
4.969% 4/1/35 (g)	4,837,463	4,887,913
4.996% 9/1/34 (g)	1,568,950	1,582,929
5% 3/1/18 to 6/1/18	2,265,241	2,273,735
5.015% 6/1/35 (g)	742,095	743,497
5.052% 7/1/35 (g)	1,730,028	1,751,422
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.065% 5/1/35 (g)	$ 83,804	$ 84,539
5.083% 1/1/34 (g)	72,998	73,053
5.088% 9/1/34 (g)	129,665	131,287
5.114% 1/1/36 (g)	818,166	830,274
5.131% 5/1/35 (g)	437,056	442,460
5.135% 3/1/35 (g)	60,912	61,618
5.154% 9/1/35 (g)	3,903,932	3,957,154
5.155% 9/1/35 (g)	2,271,859	2,302,620
5.24% 6/1/35 (g)	443,795	447,976
5.275% 3/1/35 (g)	81,291	82,048
5.296% 2/1/36 (g)	485,020	492,856
5.297% 2/1/36 (g)	1,381,473	1,404,276
5.324% 2/1/36 (g)	152,997	155,002
5.395% 11/1/35 (g)	617,160	626,826
5.497% 5/1/36 (g)	673,335	684,057
5.5% 7/1/13 to 6/1/19	8,525,096	8,672,151
5.524% 11/1/36 (g)	847,467	863,000
5.554% 5/1/36 (g)	1,809,365	1,844,909
5.764% 1/1/36 (g)	851,523	868,033
5.798% 3/1/36 (g)	413,200	421,727
5.934% 4/1/36 (g)	800,856	819,255
5.978% 2/1/35 (g)	29,706	30,167
6.044% 1/1/35 (g)	108,395	109,610
6.05% 4/1/36 (g)	251,114	256,984
6.062% 9/1/36 (g)	624,383	640,227
6.152% 4/1/36 (g)	538,673	551,419
6.236% 2/1/35 (g)	72,924	73,532
6.244% 2/1/35 (g)	455,066	456,463
6.304% 2/1/35 (g)	29,860	29,924
6.5% 6/1/11 to 3/1/35	6,459,911	6,712,977
6.549% 9/1/36 (g)	1,653,161	1,702,271
6.667% 9/1/36 (g)	5,789,449	5,961,997
7% 12/1/08 to 6/1/32	602,766	630,750
7.5% 5/1/12 to 10/1/14	56,812	59,628
11.5% 11/1/15	26,007	27,538
TOTAL FANNIE MAE		81,812,653
Freddie Mac - 1.6%
4.298% 12/1/34 (g)	176,500	176,814
4.367% 2/1/35 (g)	192,251	192,736
4.394% 6/1/35 (g)	210,955	212,945
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.414% 2/1/34 (g)	$ 131,677	$ 131,062
4.414% 3/1/35 (g)	197,842	198,455
4.424% 4/1/35 (g)	1,080,381	1,084,596
4.43% 3/1/35 (g)	184,353	184,953
4.541% 2/1/35 (g)	339,924	341,544
4.618% 2/1/35 (g)	151,628	152,556
4.745% 4/1/35 (g)	1,258,376	1,268,635
4.896% 4/1/35 (g)	1,355,311	1,361,391
4.915% 11/1/35 (g)	713,710	720,825
4.921% 9/1/35 (g)	756,724	764,150
5.023% 4/1/35 (g)	689,211	693,790
5.131% 8/1/36 (g)	529,898	535,096
5.161% 1/1/36 (g)	667,948	675,084
5.295% 6/1/35 (g)	474,422	479,766
5.386% 3/1/35 (g)	121,030	121,819
5.391% 6/1/37 (g)	904,296	916,008
5.576% 5/1/36 (g)	1,718,840	1,748,373
5.583% 2/1/35 (g)	244,543	246,334
5.586% 12/1/35 (g)	1,034,975	1,045,652
5.727% 7/1/37 (g)	606,216	615,486
5.746% 1/1/37 (g)	1,050,751	1,070,377
5.832% 1/1/36 (g)	1,840,888	1,874,264
5.832% 1/1/36 (g)	505,407	513,633
5.842% 1/1/35 (g)	247,134	249,523
6.098% 6/1/36 (g)	527,437	538,572
6.157% 6/1/35 (g)	310,747	315,593
6.366% 8/1/34 (g)	422,963	426,776
6.717% 9/1/36 (g)	1,293,559	1,329,922
8.5% 5/1/26 to 7/1/28	143,701	154,932
12% 11/1/19	9,740	10,884
TOTAL FREDDIE MAC		20,352,546
Government National Mortgage Association - 0.1%
5.25% 7/20/34 (g)	408,338	410,414
7% 1/15/25 to 6/15/32	643,921	682,632
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,093,046
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $102,095,240)		103,258,245
Asset-Backed Securities - 14.7%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	$ 630,876	$ 481,241
Series 2004-4 Class A2D, 2.7425% 1/25/35 (g)	150,189	118,790
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1 Class M1, 3.3675% 11/25/33 (g)	405,273	300,466
Series 2006-HE3 Class A2A, 2.4425% 6/25/36 (g)	131,795	130,313
Advanta Business Card Master Trust Series 2007-B2 Class B2, 5.5% 6/20/13	2,835,000	2,406,632
American Express Credit Account Master Trust Series 2004-C Class C, 3.0144% 2/15/12 (c)(g)	132,486	128,788
AmeriCredit Automobile Receivables Trust:
Series 2004-1 Class D, 5.07% 7/6/10	1,026,222	1,021,573
Series 2004-CA Class A4, 3.61% 5/6/11	324,160	320,163
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,455,454
Series 2005-CF Class A4, 4.63% 6/6/12	2,895,000	2,876,343
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	3,843,825
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	900,251
Series 2007-CM Class A3A, 5.42% 5/7/12	3,470,000	3,338,248
Series 2007-DF Class A3A, 5.49% 7/6/12	2,565,000	2,550,172
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	1,240,000	1,204,896
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 3.0925% 11/25/34 (g)	1,370,000	990,093
Series 2004-R11 Class M1, 3.0525% 11/25/34 (g)	2,040,000	1,722,461
Series 2004-R9 Class M2, 3.0425% 10/25/34 (g)	1,515,000	1,161,600
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 2.7225% 6/25/32 (g)	93,681	78,619
Argent Securities, Inc.:
Series 2003-W7:
Class A2, 2.7825% 3/1/34 (g)	76,477	58,672
Class M1, 3.0825% 3/1/34 (g)	2,500,000	1,890,099
Series 2003-W9 Class M1, 3.0825% 3/25/34 (g)	1,544,402	1,042,104
Series 2004-W5 Class M1, 2.9925% 4/25/34 (g)	830,000	625,185
Arran Funding Ltd. Series 2005-A Class C, 2.8344% 12/15/10 (g)	3,530,000	3,391,977
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 3.5125% 6/25/34 (g)	677,422	448,774
Series 2004-HE6 Class A2, 2.7525% 6/25/34 (g)	569,601	428,180
Series 2005-HE2 Class M1, 2.8425% 3/25/35 (g)	1,493,328	1,202,996
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.0125% 5/28/44 (g)	581,448	455,739
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.0575% 2/28/44 (g)	408,405	312,430
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 3.0425% 9/25/34 (g)	$ 906,926	$ 587,517
Series 2007-AQ1 Class A1, 2.5025% 11/25/36 (g)	1,050,760	930,251
Series 2007-HE3 Class 1A1, 2.5125% 4/25/37 (g)	793,951	742,097
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	1,035,000	1,030,888
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	2,370,000	2,388,765
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 2.8894% 6/15/10 (g)	1,240,000	1,233,800
Series 2006-1 Class B, 5.26% 10/15/10	500,000	504,881
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	215,000	214,899
Class C, 5.77% 5/20/10 (c)	205,000	203,196
Class D, 6.15% 4/20/11 (c)	345,000	337,503
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,022,037
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	700,730
Capital One Auto Finance Trust Series 2005-BSS:
Class B, 4.32% 5/15/10	453,164	453,574
Class D, 4.8% 9/15/12	1,220,000	1,217,047
Capital One Master Trust Series 2001-6 Class C, 6.7% 6/15/11 (c)	3,200,000	3,187,296
Capital One Multi-Asset Execution Trust Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,325,817
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,775,815
Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,005,021
Capital Trust Ltd. Series 2004-1:
Class A2, 2.9288% 7/20/39 (c)(g)	645,000	451,500
Class B, 3.2288% 7/20/39 (c)(g)	340,000	227,800
Class C, 3.5788% 7/20/39 (c)(g)	435,000	195,750
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	5,968,261
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	875,227
Caterpillar Financial Asset Trust Series 2006-A Class A3, 5.57% 5/25/10	1,457,902	1,469,743
Chase Credit Card Master Trust Series 2003-6 Class B, 2.8644% 2/15/11 (g)	2,150,000	2,144,294
Chase Issuance Trust:
Series 2006-C3 Class C3, 2.7444% 6/15/11 (g)	2,905,000	2,841,027
Series 2007-A15 Class A, 4.96% 9/17/12	6,510,000	6,606,405
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	$ 970,796	$ 974,771
Class B, 5.23% 2/20/13	252,141	252,635
Class D, 5.48% 2/20/13	280,771	278,106
Series 2006-VT2 Class A3, 5.07% 2/20/10	4,350,250	4,365,833
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,262,982
Series 2007-B6 Class B6, 5.03% 11/8/12	3,410,000	3,356,463
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 2.8025% 12/25/33 (c)(g)	683,026	583,667
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	830,000	762,851
Series 2007-A Class A3, 4.98% 10/15/10	2,350,000	2,362,157
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (i)	5,690,000	121,802
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 2.6425% 7/25/34 (g)	86,799	62,943
Series 2004-3 Class 3A4, 2.6425% 8/25/34 (g)	353,660	273,755
Series 2004-4 Class A, 2.7625% 8/25/34 (g)	58,966	37,896
CPS Auto Receivables Trust:
Series 2006-B Class A3, 5.73% 6/15/16 (c)	915,802	905,261
Series 2007-C Class A3, 5.45% 5/15/12 (c)	934,994	885,907
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	780,282	751,875
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	974,000	935,956
Discover Card Master Trust I Series 2003-4 Class B1, 2.8444% 5/16/11 (g)	1,775,000	1,748,064
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	256,994	254,424
Class E, 6.971% 3/8/10 (c)	865,000	849,437
Drive Auto Receivables Trust:
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	488,821	488,453
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	2,355,000	2,252,336
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 2.9437% 5/28/35 (g)	159,655	115,409
Class AB3, 3.0967% 5/28/35 (g)	62,502	41,869
Fieldstone Mortgage Investment Corp. Series 2006-2 Class M1, 2.7025% 7/25/36 (g)	1,430,000	224,510
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 2.5025% 4/25/36 (g)	535,000	506,327
Asset-Backed Securities - continued
	Principal Amount	Value
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	$ 462,359	$ 459,652
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	590,000	589,918
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	1,810,296
Series 2006-C Class B, 5.3% 6/15/12	750,000	710,220
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	465,843
Class C, 5.8% 2/15/13	775,000	663,013
Fosse Master Issuer PLC Series 2007-1A Class C2, 3.2838% 10/18/54 (c)(g)	785,000	643,048
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,443,859
Class C, 5.43% 2/16/15	1,845,000	1,220,468
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.0675% 2/25/34 (g)	93,578	68,528
Class M2, 2.8925% 2/25/34 (g)	150,000	113,705
Series 2004-D:
Class M4, 3.3425% 11/25/34 (g)	228,212	193,104
Class M5, 3.3925% 11/25/34 (g)	70,987	54,666
Series 2006-3 Class 2A1, 2.4625% 2/25/37 (g)	43,568	42,683
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,135,650	968,732
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (c)(i)	41,199,802	276,039
Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(i)	87,772,307	445,330
GE Capital Credit Card Master Note Trust Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,116,673
Greenpoint Credit LLC Series 2001-1 Class 1A, 2.8188% 4/20/32 (g)	287,884	287,620
GSAMP Trust Series 2003-HE2 Class M1, 3.0425% 8/25/33 (g)	382,391	323,127
GSR Mortgage Loan Trust Series 2005-MTR1 Class A1, 2.5325% 10/25/35 (g)	633,341	603,060
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 3.4725% 5/25/30 (c)(g)	944,478	689,469
Series 2006-3:
Class B, 2.7925% 9/25/46 (c)(g)	700,000	497,000
Class C, 2.9425% 9/25/46 (c)(g)	1,750,000	962,500
Home Equity Asset Trust:
Series 2002-2 Class A4, 3.1525% 6/25/32 (g)	5,664	3,552
Series 2003-3 Class A4, 3.3125% 2/25/33 (g)	493	305
Series 2003-5 Class A2, 3.0925% 12/25/33 (g)	39,981	31,723
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-7 Class A2, 2.7725% 3/25/34 (g)	$ 4,243	$ 2,798
Series 2003-8 Class M1, 3.4725% 4/25/34 (g)	624,684	459,485
Series 2004-1 Class M2, 3.5925% 6/25/34 (g)	487,342	416,473
Series 2004-3 Class M2, 3.5925% 8/25/34 (g)	465,000	340,143
Series 2006-8 Class 2A1, 2.4425% 3/25/37 (g)	62,422	58,559
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	537,161	533,972
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,512,709
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 2.9388% 1/20/35 (g)	212,309	175,104
Class M2, 2.9688% 1/20/35 (g)	159,232	114,510
Series 2005-3 Class A1, 2.7388% 1/20/35 (g)	1,338,159	1,087,463
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	722,884	723,453
Class C, 4.22% 2/15/12	54,854	54,161
Series 2006-B Class C, 5.25% 5/15/13	620,000	610,958
Series 2007-A Class A3A, 5.04% 1/17/12	2,090,000	2,103,356
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	315,321	306,107
Class C, 5.61% 12/15/14 (c)	1,190,294	1,174,432
Lancer Funding Ltd. Series 2006-1A Class A3, 4.4275% 4/6/46 (c)(g)	338,541	10,156
Long Beach Mortgage Loan Trust Series 2005-WL1 Class M2, 2.9425% 6/25/35 (g)	1,090,000	854,316
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	672,126	612,364
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	161,247	149,879
Class C, 6.125% 4/20/28 (c)	161,247	143,286
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (c)(g)	1,620,000	1,537,542
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 Class M1, 3.0425% 7/25/34 (g)	1,071,262	920,204
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 2.7325% 8/25/34 (g)	131,511	85,191
Series 2006-HE6 Class A2A, 2.4325% 9/25/36 (g)	1,424,324	1,355,556
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 3.3725% 2/25/33 (g)	79,980	59,385
Series 2002-HE2 Class M1, 3.8925% 8/25/32 (g)	595,996	436,796
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC1 Class M1, 3.5925% 2/25/32 (c)(g)	$ 499,383	$ 374,003
Series 2003-NC1 Class M1, 3.9675% 11/25/32 (g)	435,535	313,773
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.4925% 4/25/37 (g)	100,326	94,119
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 2.4425% 11/25/36 (g)	185,903	179,949
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	1,410,000	187,598
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	1,885,000	520,486
Series 2005-2 Class AIO, 7.73% 3/25/12 (i)	1,265,000	163,628
Series 2005-3W Class AIO1, 4.8% 7/25/12 (i)	4,090,000	392,190
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	900,000	93,636
Series 2006-2 Class AIO, 6% 8/25/11 (i)	700,000	111,788
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	5,140,000	1,116,614
Series 2006-4 Class AIO, 6.35% 2/27/12 (i)	880,000	176,933
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,151,712
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (g)	235,144	232,279
Newcastle CDO VIII Series 2006-8A Class 4, 2.9925% 11/1/52 (c)(g)	1,000,000	450,000
Nissan Auto Receivables Owner Trust:
Series 2005-A Class A4, 3.82% 7/15/10	681,836	681,331
Series 2007-B Class A3, 5.03% 5/16/11	1,710,000	1,725,322
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	262,264	253,658
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,706,028
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 3.0725% 9/25/34 (g)	380,000	332,344
Class M3, 3.6425% 9/25/34 (g)	730,000	540,649
Class M4, 3.8425% 9/25/34 (g)	1,000,000	319,024
Series 2004-WHQ2 Class A3E, 2.8125% 2/25/35 (g)	176,824	139,055
Series 2004-WWF1 Class M4, 3.4925% 1/25/35 (g)	1,905,000	1,204,287
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (c)	454,659	455,368
Class C, 5.77% 5/25/10 (c)	630,000	629,655
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	1,420,000	1,303,588
Asset-Backed Securities - continued
	Principal Amount	Value
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	$ 217,949	$ 198,123
Santander Drive Auto Receivables Trust Series 2007-1 Class A3, 5.05% 9/15/11	3,175,000	3,125,333
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 2.9125% 2/25/34 (g)	603,461	465,419
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (c)	699,061	666,326
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 3% 6/15/21 (g)	1,800,000	1,664,400
Series 2004-A:
Class B, 3.38% 6/15/33 (g)	400,000	313,309
Class C, 3.75% 6/15/33 (g)	1,020,000	816,000
Series 2004-B Class C, 3.67% 9/15/33 (g)	1,900,000	1,416,568
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9644% 3/15/11 (c)(g)	2,520,000	2,501,328
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 3.7144% 6/15/10 (g)	1,405,000	1,404,115
Swift Master Auto Receivables Trust Series 2007-2 Class A, 3.1644% 10/15/12 (g)	1,515,000	1,452,040
Terwin Mortgage Trust Series 2003-4HE Class A1, 2.8225% 9/25/34 (g)	83,246	61,316
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	3,615,000	2,589,063
Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	3,903,887	3,889,857
Class D, 5.54% 12/20/12 (c)	2,245,000	1,725,283
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	1,929,270
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	1,500,000	1,436,250
WFS Financial Owner Trust:
Series 2004-4 Class D, 3.58% 5/17/12	24,605	24,589
Series 2005-1 Class D, 4.09% 8/15/12	111,678	111,525
Series 2005-3 Class C, 4.54% 5/17/13	850,000	774,695
Whinstone Capital Management Ltd. Series 1A Class B3, 3.82% 10/25/44 (c)(g)	1,163,625	814,538
World Omni Auto Receivables Trust Series 2007-B Class A3A, 5.28% 1/17/12	995,000	1,002,407
TOTAL ASSET-BACKED SECURITIES (Cost $203,724,645)		182,936,176
Collateralized Mortgage Obligations - 8.4%
	Principal Amount	Value
Private Sponsor - 5.3%
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1396% 10/25/33 (g)	$ 5,520,000	$ 5,403,132
Series 2003-J Class 2A2, 4.4% 11/25/33 (g)	664,301	646,555
Series 2004-A:
Class 2A1, 3.5442% 2/25/34 (g)	414,732	399,588
Class 2A2, 4.0952% 2/25/34 (g)	1,785,994	1,757,582
Series 2004-D Class 2A1, 3.6168% 5/25/34 (g)	213,971	208,487
Series 2004-J Class 2A1, 4.76% 11/25/34 (g)	704,158	675,429
Series 2005-H:
Class 1A1, 4.9195% 9/25/35 (g)	216,208	205,309
Class 2A2, 4.8052% 9/25/35 (g)	249,528	231,908
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 2.6725% 1/25/35 (g)	296,768	201,802
Series 2005-2 Class 1A1, 2.6425% 3/25/35 (g)	676,033	484,466
Series 2005-5 Class 1A1, 2.6125% 7/25/35 (g)	593,603	415,920
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3547% 2/25/37 (g)	348,099	342,415
Class 5A1, 4.1696% 2/25/37 (g)	1,158,614	1,127,637
Series 2007-A2:
Class 2A1, 4.2369% 7/25/37 (g)	815,645	791,176
Class 3A1, 4.5607% 7/25/37 (g)	4,626,102	4,548,939
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.3131% 8/25/34 (g)	2,914,646	2,810,897
Class A4, 4.4058% 8/25/34 (g)	1,913,771	1,872,242
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	409,144	408,772
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.7925% 1/25/34 (g)	107,885	95,611
Series 2004-2 Class 7A3, 2.7925% 2/25/35 (g)	262,835	227,752
Series 2004-4 Class 5A2, 2.7925% 3/25/35 (g)	84,845	68,654
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 3.1325% 5/25/34 (g)	46,323	44,050
Series 2004-AR5 Class 11A2, 3.1325% 6/25/34 (g)	55,381	53,174
Series 2004-AR8 Class 8A2, 2.7725% 9/25/34 (g)	79,376	72,423
Series 2007-AR7 Class 2A1, 4.6228% 11/25/34 (g)	702,102	682,306
Granite Master Issuer PLC floater Series 2006-2 Class C1, 3.2875% 12/20/54 (g)	2,575,000	1,459,768
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8359% 4/25/35 (g)	714,946	702,440
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 2.8531% 7/15/40 (g)	$ 3,175,000	$ 3,144,736
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.8425% 10/25/34 (g)	603,304	537,035
Impac CMB Trust floater Series 2004-9:
Class M2, 3.3675% 1/25/35 (g)	156,141	77,760
Class M3, 3.4425% 1/25/35 (g)	115,746	57,054
Class M4, 3.9675% 1/25/35 (g)	59,038	29,965
JPMorgan Mortgage Trust:
Series 2006-A2 Class 5A1, 3.7532% 11/25/33 (g)	3,414,747	3,357,038
Series 2006-A3 Class 6A1, 3.7653% 8/25/34 (g)	1,119,744	1,097,906
Series 2007-A1:
Class 1A1, 4.2015% 7/25/35 (g)	302,565	297,153
Class 3A2, 5.0065% 7/25/35 (g)	2,981,801	2,923,178
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 2.7825% 9/26/45 (c)(g)	374,419	187,210
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.6625% 3/25/35 (g)	102,560	74,547
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	199,132	192,349
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2431% 8/25/17 (g)	653,462	657,072
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 2.7825% 3/25/28 (g)	423,225	385,656
Series 2003-F Class A2, 5.7613% 10/25/28 (g)	523,594	487,930
Series 2004-B Class A2, 5.125% 6/25/29 (g)	564,906	547,414
Series 2004-C Class A2, 5.155% 7/25/29 (g)	434,257	411,708
Series 2004-D Class A2, 2.8575% 9/25/29 (g)	432,469	387,762
MortgageIT Trust floater Series 2004-2:
Class A1, 2.7625% 12/25/34 (g)	534,666	495,239
Class A2, 2.8425% 12/25/34 (g)	722,789	678,720
Permanent Financing No. 4 PLC Class 3C, 3.79% 6/10/42 (g)	1,215,000	1,155,103
Permanent Financing No. 5 PLC floater Series 3 Class C, 3.81% 6/10/42 (g)	1,935,000	1,799,550
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8348% 10/25/35 (g)	1,072,569	1,056,782
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	450,998	434,602
Series 2005-AR5 Class 1A1, 4.7895% 9/19/35 (g)	453,862	452,274
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	$ 302,689	$ 261,353
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	1,370,000	1,298,075
Class E, 6.706% 11/15/35 (c)	365,000	345,894
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (g)	158,196	146,094
Series 2004-3 Class A, 4.0613% 5/20/34 (g)	356,741	338,078
Series 2004-4 Class A, 4.0713% 5/20/34 (g)	314,072	281,653
Series 2004-5 Class A3, 2.6625% 6/20/34 (g)	341,162	322,024
Series 2004-6 Class A3A, 5.1225% 6/20/35 (g)	234,794	210,050
Series 2004-7 Class A3A, 4.1363% 8/20/34 (g)	313,578	284,797
Series 2004-8 Class A2, 3.35% 9/20/34 (g)	436,420	401,527
Series 2005-1 Class A2, 4.0613% 2/20/35 (g)	375,409	292,441
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 2.5925% 6/25/35 (g)	253,140	221,220
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.7925% 9/25/33 (c)(g)	164,315	149,011
WaMu Mortgage pass-thru certificates:
sequential payer Series 2004-RA2 Class 2A, 7% 7/25/33	185,352	178,228
Series 2003-AR10 Class A7, 4.0541% 10/25/33 (g)	920,000	845,520
Series 2004-AR7 Class A6, 3.9414% 7/25/34 (g)	335,000	331,261
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,229,883	1,177,668
Series 2004-EE Class 2A2, 3.9885% 12/25/34 (g)	1,213,405	1,192,961
Series 2004-V Class 1A2, 3.8333% 10/25/34 (g)	765,258	706,031
Series 2005-AR12 Class 2A6, 4.336% 7/25/35 (g)	178,066	168,929
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	3,800,196	3,652,277
Series 2005-AR3 Class 2A1, 4.2062% 3/25/35 (g)	338,985	327,979
Series 2005-AR4 Class 2A2, 4.5236% 4/25/35 (g)	6,425,031	6,293,013
TOTAL PRIVATE SPONSOR		66,290,261
U.S. Government Agency - 3.1%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	711,261	728,465
Series 1994-30 Class JA, 5% 7/25/23	41,155	41,080
Series 2006-64 Class PA, 5.5% 2/25/30	4,333,001	4,379,506
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	5,610,151	5,746,020
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2006-54 Class PE, 6% 2/25/33	$ 1,831,783	$ 1,867,350
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,107,730	1,130,107
Series 2003-76 Class BA, 4.5% 3/25/18	2,822,728	2,773,523
Series 2004-3 Class BA, 4% 7/25/17	116,596	115,558
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	497,420	505,298
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	1,621,118	1,653,129
Series 2640 Class QG, 2% 4/15/22	18,010	17,980
Series 2690 Class PD, 5% 2/15/27	2,980,000	3,001,788
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,211,665
Series 2901 Class UM, 4.5% 1/15/30	3,886,944	3,847,602
sequential payer:
Series 2523 Class JB, 5% 6/15/15	178,966	179,057
Series 2609 Class UJ, 6% 2/15/17	1,082,646	1,111,483
Series 2635 Class DG, 4.5% 1/15/18	3,237,084	3,171,534
Series 2780 Class A, 4% 12/15/14	2,787,108	2,767,173
Series 2786 Class GA, 4% 8/15/17	1,359,793	1,347,778
Series 2970 Class YA, 5% 9/15/18	1,127,899	1,134,627
Series 1803 Class A, 6% 12/15/08	63,605	63,906
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	119,335	120,189
TOTAL U.S. GOVERNMENT AGENCY		37,914,818
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $107,431,005)		104,205,079
Commercial Mortgage Securities - 6.4%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9929% 2/3/11 (c)(g)(i)	14,728,217	356,040
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5971% 2/14/43 (g)(i)	4,873,905	208,732
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	$ 613,584	$ 615,594
Series 2007-2 Class A1, 5.421% 1/10/12	982,794	986,289
Series 2007-3 Class A1, 5.659% 6/10/49 (g)	1,374,359	1,379,983
Series 2006-6 Class XP, 0.6027% 10/10/45 (g)(i)	33,411,144	583,643
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.009% 7/11/43 (c)(g)(i)	5,831,497	151,924
Series 2004-6 Class XP, 0.6875% 12/10/42 (g)(i)	12,204,654	152,814
Series 2005-4 Class XP, 0.3298% 7/10/45 (g)(i)	15,943,083	109,516
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 2.9725% 12/25/33 (c)(g)	1,163,211	1,052,168
Series 2004-1:
Class A, 2.7525% 4/25/34 (c)(g)	509,813	445,607
Class B, 4.2925% 4/25/34 (c)(g)	63,727	38,236
Class M1, 2.9525% 4/25/34 (c)(g)	31,863	25,969
Class M2, 3.5925% 4/25/34 (c)(g)	31,863	24,057
Series 2004-2:
Class A, 2.8225% 8/25/34 (c)(g)	554,985	488,387
Class M1, 2.9725% 8/25/34 (c)(g)	178,969	148,544
Series 2004-3:
Class A1, 2.7625% 1/25/35 (c)(g)	659,841	560,865
Class A2, 2.8125% 1/25/35 (c)(g)	103,100	88,601
Series 2005-4A:
Class A2, 2.7825% 1/25/36 (c)(g)	1,146,844	901,660
Class B1, 3.7925% 1/25/36 (c)(g)	71,678	37,272
Class M1, 2.8425% 1/25/36 (c)(g)	358,389	271,003
Class M2, 2.8625% 1/25/36 (c)(g)	143,355	104,186
Class M3, 2.8925% 1/25/36 (c)(g)	143,355	100,326
Class M4, 3.0025% 1/25/36 (c)(g)	71,678	47,682
Class M5, 3.0425% 1/25/36 (c)(g)	71,678	45,874
Class M6, 3.0925% 1/25/36 (c)(g)	71,678	43,007
Series 2007-1:
Class A2, 2.6625% 3/25/37 (c)(g)	459,593	382,128
Class B1, 3.0625% 3/25/37 (c)(g)	146,039	65,717
Class B2, 3.5425% 3/25/37 (c)(g)	107,381	48,322
Class B3, 5.7425% 3/25/37 (c)(g)	300,668	135,301
Class M1, 2.6625% 3/25/37 (c)(g)	124,563	91,585
Class M2, 2.6825% 3/25/37 (c)(g)	94,496	66,627
Class M3, 2.7125% 3/27/37 (c)(g)	81,610	55,296
Class M4, 2.7625% 3/25/37 (c)(g)	60,134	36,080
Class M5, 2.8125% 3/25/37 (c)(g)	103,086	56,697
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M6, 2.8925% 3/25/37 (c)(g)	$ 141,744	$ 70,872
Series 2007-3:
Class B1, 3.3425% 7/25/37 (c)(g)	102,872	58,863
Class B2, 3.9925% 7/25/37 (c)(g)	265,753	146,164
Class B3, 6.3925% 7/25/37 (c)(g)	137,163	76,811
Class M1, 2.7025% 7/25/37 (c)(g)	90,013	61,371
Class M2, 2.7325% 7/25/37 (c)(g)	94,299	62,002
Class M3, 2.7625% 7/25/37 (c)(g)	154,308	96,628
Class M4, 2.8925% 7/25/37 (c)(g)	244,321	146,593
Class M5, 2.9925% 7/25/37 (c)(g)	120,017	73,619
Class M6, 3.1925% 7/25/37 (c)(g)	94,299	55,344
Series 2007-4A:
Class A2, 2.9425% 9/25/37 (c)(g)	1,025,069	887,505
Class B1, 4.9425% 9/25/37 (c)(g)	138,911	62,510
Class B2, 5.8425% 9/25/37 (c)(g)	526,905	237,107
Class M1, 3.3425% 9/25/37 (c)(g)	129,331	90,532
Class M2, 3.4425% 9/25/37 (c)(g)	129,331	84,065
Class M4, 3.9925% 9/25/37 (c)(g)	344,883	206,930
Class M5, 4.1425% 9/25/37 (c)(g)	344,883	189,686
Class M6, 4.3425% 9/25/37 (c)(g)	344,883	182,788
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	5,605,769	134,538
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(i)	14,502,961	1,197,945
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	625,000	633,606
Series 2007-PW17 Class A1, 5.282% 6/11/50	1,743,654	1,736,738
Series 2002-TOP8 Class X2, 2.2886% 8/15/38 (c)(g)(i)	6,423,473	267,768
Series 2003-PWR2 Class X2, 0.628% 5/11/39 (c)(g)(i)	17,248,594	220,854
Series 2004-PWR6 Class X2, 0.8077% 11/11/41 (c)(g)(i)	6,942,356	146,539
Series 2005-PWR9 Class X2, 0.5513% 9/11/42 (c)(g)(i)	45,738,578	628,626
Series 2007-T28 Class A1, 5.422% 9/11/42	755,057	755,208
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.0419% 5/15/35 (c)(g)(i)	40,027,384	1,716,110
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	985,000	978,900
Series 2004-C2 Class XP, 0.9181% 10/15/41 (c)(g)(i)	8,742,139	210,358
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A1, 4.977% 12/11/49	$ 1,379,397	$ 1,374,288
Series 2006-CD3 Class X3, 0.6258% 10/15/48 (g)(i)	62,144,290	1,163,608
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	746,065	742,945
COMM pass-thru certificates:
floater Series 2007-FL14 Class F, 3.0144% 6/15/22 (c)(g)	510,149	375,283
Series 2004-LBN2 Class X2, 1.0307% 3/10/39 (c)(g)(i)	2,611,382	46,869
Series 2005-LP5 Class XP, 0.5322% 5/10/43 (g)(i)	15,852,337	142,695
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	625,863	634,141
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.8687% 12/15/39 (g)(i)	47,166,271	1,311,402
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	2,041,436	2,035,382
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	17,245,069	393,667
Series 2003-C3 Class ASP, 1.818% 5/15/38 (c)(g)(i)	18,132,597	501,774
Series 2004-C1 Class ASP, 0.8374% 1/15/37 (c)(g)(i)	11,393,170	257,036
Series 2005-C1 Class ASP, 0.5142% 2/15/38 (c)(g)(i)	17,184,486	175,381
Series 2005-C2 Class ASP, 0.7397% 4/15/37 (c)(g)(i)	14,277,674	243,900
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,709,120	1,783,306
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,396,846
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.6646% 5/15/33 (c)(g)(i)	10,561,702	271,379
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.4977% 9/13/28 (c)(g)	1,490,000	1,491,691
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	735,000	714,053
Class C, 5.707% 2/15/36	910,000	872,463
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,982,167	1,952,198
Series 2004-C3 Class X2, 0.8333% 12/10/41 (g)(i)	10,927,129	164,660
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2006-C1 Class XP, 0.3041% 11/10/45 (g)(i)	$ 21,944,703	$ 139,597
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 1.1229% 1/5/36 (c)(g)(i)	16,862,938	327,502
Series 2005-GG3 Class XP, 0.9668% 8/10/42 (c)(g)(i)	51,486,674	921,539
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (c)(i)	98,860,000	1,689,320
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 3.0438% 3/1/20 (c)(g)	720,000	648,000
Class D, 3.0938% 3/1/20 (c)(g)	215,000	193,500
Class E, 3.1638% 3/1/20 (c)(g)	360,000	324,000
Class F, 3.2038% 3/1/20 (c)(g)	180,000	160,200
Class G, 3.2438% 3/1/20 (c)(g)	90,000	79,650
Class H, 3.3738% 3/1/20 (c)(g)	150,000	132,563
Class J, 3.5738% 3/1/20 (c)(g)	215,000	190,275
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	353,005	367,595
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	1,275,000	1,375,976
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	169,266	172,451
Class B, 7.3% 8/3/15 (c)	505,000	521,500
Class D, 7.97% 8/3/15 (c)	425,000	441,457
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	1,054,161	1,061,754
Series 2002-C3 Class X2, 1.1412% 7/12/35 (c)(g)(i)	5,073,401	75,688
Series 2003-CB7 Class X2, 0.8929% 1/12/38 (c)(g)(i)	3,434,612	55,527
Series 2003-LN1 Class X2, 0.776% 10/15/37 (c)(g)(i)	21,117,898	278,663
Series 2004-C1 Class X2, 1.146% 1/15/38 (c)(g)(i)	3,281,380	69,453
Series 2004-CB8 Class X2, 1.267% 1/12/39 (c)(g)(i)	4,040,551	98,084
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	1,122,223	1,125,072
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	1,748,252	1,753,286
Series 1999-C1 Class A2, 6.78% 6/15/31	2,338,660	2,370,495
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	$ 725,798	$ 729,819
Series 2006-C7 Class A1, 5.279% 11/15/38	343,969	345,968
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	474,845	476,752
Series 2007-C2 Class A1, 5.226% 2/15/40	425,421	427,146
Series 2002-C4 Class XCP, 1.6141% 10/15/35 (c)(g)(i)	10,258,484	175,382
Series 2002-C7 Class XCP, 1.185% 1/15/36 (c)(g)(i)	7,619,392	108,176
Series 2003-C1 Class XCP, 1.4711% 12/15/36 (c)(g)(i)	4,200,213	91,107
Series 2004-C2 Class XCP, 1.2241% 3/1/36 (c)(g)(i)	9,165,793	179,047
Series 2004-C6 Class XCP, 0.8434% 8/15/36 (c)(g)(i)	14,091,741	180,201
Series 2005-C7 Class XCP, 0.3686% 11/15/40 (g)(i)	84,063,748	570,356
Series 2006-C1 Class XCP, 0.5142% 2/15/41 (g)(i)	58,930,010	769,101
Series 2006-C6 Class XCP, 0.826% 9/15/39 (g)(i)	27,698,159	703,578
Series 2007-C1 Class XCP, 0.6532% 2/15/40 (g)(i)	10,776,736	230,298
Series 2007-C2 Class XCP, 0.7106% 2/17/40 (g)(i)	49,695,301	927,205
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.7818% 7/14/16 (c)(g)(i)	11,943,156	174,726
Series 2001-WM, 6.754% 7/14/16 (c)	1,085,000	1,028,071
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.7724% 7/12/34 (c)(g)(i)	4,320,120	67,703
Series 2005-MCP1 Class XP, 0.7305% 6/12/43 (g)(i)	14,028,138	280,063
Series 2005-MKB2 Class XP, 0.4202% 9/12/42 (g)(i)	6,727,150	54,717
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	505,594	505,176
Series 2007-8 Class A1, 4.622% 8/12/49	774,132	763,176
Series 2006-4 Class XP, 0.8374% 12/12/49 (g)(i)	21,951,726	584,939
Morgan Stanley Capital I Trust:
sequential payer:
Series 2003-IQ5 Class X2, 0.9873% 4/15/38 (c)(g)(i)	6,390,337	145,683
Series 2006-HQ8 Class A1, 5.124% 3/12/44	290,546	291,462
Series 2006-T23 Class A1, 5.682% 8/12/41	573,716	581,014
Series 2007-HQ11 Class A1, 5.246% 2/20/44	795,835	797,792
Series 2007-IQ14 Class A1, 5.38% 4/15/49	1,703,236	1,704,698
Series 2003-IQ6 Class X2, 0.7144% 12/15/41 (c)(g)(i)	13,194,419	224,931
Series 2005-HQ5 Class X2, 0.4697% 1/14/42 (g)(i)	14,114,670	118,987
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2005-IQ9 Class X2, 1.17% 7/15/56 (c)(g)(i)	$ 13,924,840	$ 407,247
Series 2005-TOP17 Class X2, 0.758% 12/13/41 (g)(i)	9,898,509	202,678
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5203% 3/12/35 (c)(g)(i)	9,955,515	321,367
Series 2003-TOP9 Class X2, 1.598% 11/13/36 (c)(g)(i)	6,387,240	195,620
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,088,819
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 2.8725% 3/24/18 (c)(g)	490,299	460,881
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	3,784,205	3,747,397
Series 2007-C30 Class A1, 5.031% 12/15/43	757,543	757,151
Series 2007-C31 Class A1, 5.14% 4/15/47	524,715	524,305
Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(g)	1,530,527	1,281,254
Series 2005-C18 Class XP, 0.5013% 4/15/42 (g)(i)	20,508,508	225,548
Series 2005-C20 Class A3SF, 2.8463% 7/15/42 (g)	1,426,587	1,364,271
Series 2006-C23 Class X, 0.2412% 1/15/45 (c)(g)(i)	267,583,431	1,374,924
Series 2006-C24 Class XP, 0.2457% 3/15/45 (c)(g)(i)	45,537,275	231,302
Series 2007-C30 Class XP, 0.6235% 12/15/43 (c)(g)(i)	51,571,126	1,029,602
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $86,465,633)		80,390,066
Municipal Securities - 0.6%

Georgia Gen. Oblig. Series 2000 D, 5.75% 10/1/13 (Pre-Refunded to 10/1/10 @ 100) (j)	4,120,000	4,439,836
Utah Gen. Oblig. Series A, 5% 7/1/10	3,110,000	3,276,541
TOTAL MUNICIPAL SECURITIES (Cost $7,563,553)		7,716,377
Fixed-Income Funds - 7.6%
	Shares	Value
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	86,668	$ 7,454,284
Fidelity Ultra-Short Central Fund (h)	1,063,066	87,873,036
TOTAL FIXED-INCOME FUNDS (Cost $114,302,247)		95,327,320
Cash Equivalents - 25.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 66,908,987	66,896,000
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (a)	248,504,656	248,456,000
TOTAL CASH EQUIVALENTS (Cost $315,352,000)		315,352,000
TOTAL INVESTMENT PORTFOLIO - 123.2% (Cost $1,586,389,627)		1,538,096,220
NET OTHER ASSETS - (23.2)%		(289,153,430)
NET ASSETS - 100%		$ 1,248,942,790
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
206 Eurodollar 90 Day Index Contracts	June 2008	$ 204,608,213	$ 936,102
214 Eurodollar 90 Day Index Contracts	Sept. 2008	212,480,600	724,925
163 Eurodollar 90 Day Index Contracts	Dec. 2008	161,732,675	348,273
149 Eurodollar 90 Day Index Contracts	March 2009	147,761,438	133,842
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Eurodollar Contracts - continued
43 Eurodollar 90 Day Index Contracts	June 2009	$ 42,615,688	$ (11,460)
43 Eurodollar 90 Day Index Contracts	Sept. 2009	42,591,500	(21,147)
TOTAL EURODOLLAR CONTRACTS			2,110,535
Sold
Eurodollar Contracts
15 Eurodollar 90 Day Index Contracts	Dec. 2009	14,849,063	(52,573)
15 Eurodollar 90 Day Index Contracts	March 2010	14,843,063	(47,123)
72 Eurodollar 90 Day Index Contracts	June 2010	71,218,800	6,912
72 Eurodollar 90 Day Index Contracts	Sept. 2010	71,194,500	14,937
72 Eurodollar 90 Day Index Contracts	Dec. 2010	71,170,200	21,887
63 Eurodollar 90 Day Index Contracts	March 2011	62,261,325	42,048
TOTAL EURODOLLAR CONTRACTS			(13,912)
			$ 2,096,623
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 304,260	$ (193,510)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	134,591	(73,844)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11,
Class M9, 6.3950% 11/25/34

	Dec. 2034	$ 171,439	$ (93,833)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.3950% 8/25/34	Sept. 2034	105,811	(58,170)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	155,658	(74,512)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	104,339	(39,058)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	362,000	(140,208)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	362,000	(106,668)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 330,000	$ (211,663)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	362,000	(231,870)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	31,876	(27,320)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	104,469	(50,276)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	31,751	(26,829)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	266,194	(183,563)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	362,000	(215,184)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 1,000,000	$ 1,143
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	2,675,000	(12,686)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	1,100,000	(22,919)
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	1,055,000	(20,237)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	2,600,000	(18,007)
		$ 11,618,388	$ (1,799,214)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,619,839 or 8.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,050,703.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,266,281.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Security collateralized by an amount sufficient to pay interest and principal.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,944,770 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,358,107
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$66,896,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 9,579,901
Banc of America Securities LLC	8,612,892
Bank of America, NA	23,764,096
Barclays Capital, Inc.	2,349,595
Greenwich Capital Markets, Inc.	1,485,256
ING Financial Markets LLC	5,390,252
J.P. Morgan Securities, Inc.	$ 2,970,512
Societe Generale, New York Branch	12,297,919
WestLB AG	445,577
$ 66,896,000
Repurchase Agreement / Counterparty	Value
$248,456,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 247,493,600
Credit Suisse Securities (USA) LLC	962,400
$ 248,456,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 530,961
Fidelity Corporate Bond 1-5 Year Central Fund	617,094
Fidelity Ultra-Short Central Fund	3,771,427
Total	$ 4,919,482
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 16,569,600	$ 530,961	$ 8,002,815	$ 7,454,284	0.4%
Fidelity Corporate Bond 1-5 Year Central Fund	21,521,310	603,401	22,299,575	-	0.0%
Fidelity Ultra-Short Central Fund	118,673,581	297,825	16,471,618	87,873,036	1.8%
Total	$ 156,764,491	$ 1,432,187	$ 46,774,008	$ 95,327,320
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,585,410,752. Net unrealized depreciation aggregated $47,314,532, of which $9,629,730 related to appreciated investment securities and $56,944,262 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008